UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05498)

Exact name of registrant as specified in charter:	Putnam Master Intermediate Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam Master Intermediate Income Trust

The fund's portfolio
6/30/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (49.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.5%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032			$239,483	$376,609
IFB Ser. 3408, Class EK, 25.019s, 2037			118,611	174,408
IFB Ser. 2979, Class AS, 23.568s, 2034			48,995	64,632
IFB Ser. 3072, Class SM, 23.091s, 2035			178,465	260,445
IFB Ser. 3072, Class SB, 22.944s, 2035			159,875	232,339
IFB Ser. 3249, Class PS, 21.64s, 2036			134,288	190,008
IFB Ser. 3727, Class PS, IO, 6.508s, 2038			1,290,510	130,681
IFB Ser. 3998, Class KS, IO, 6.508s, 2027			2,075,702	323,031
IFB Ser. 3895, Class SM, IO, 6.458s, 2040			3,477,260	541,155
IFB Ser. 4048, Class GS, IO, 6.458s, 2040			1,876,481	356,888
IFB Ser. 3940, Class PS, IO, 6.458s, 2040			4,797,361	731,118
IFB Ser. 3860, Class SP, IO, 6.408s, 2040			3,634,167	536,621
IFB Ser. 4032, Class SA, IO, 6.308s, 2042			3,690,989	620,628
IFB Ser. 3708, Class SA, IO, 6.258s, 2040			3,685,045	577,741
IFB Ser. 4125, Class SH, IO, 5.958s, 2042			2,222,205	376,264
IFB Ser. 4112, Class SC, IO, 5.958s, 2042			8,363,753	1,400,937
IFB Ser. 4105, Class LS, IO, 5.958s, 2041			2,368,886	458,995
IFB Ser. 3922, Class CS, IO, 5.908s, 2041			1,552,545	216,020
Ser. 3632, Class CI, IO, 5s, 2038			572,976	41,397
Ser. 3626, Class DI, IO, 5s, 2037			250,180	7,035
Ser. 304, Class C27, IO, 4 1/2s, 2042			5,346,922	927,798
Ser. 4122, Class TI, IO, 4 1/2s, 2042			3,549,476	540,230
Ser. 4000, Class PI, IO, 4 1/2s, 2042			1,996,332	293,261
Ser. 4019, Class GI, IO, 4 1/2s, 2041			8,340,872	1,245,291
Ser. 3747, Class HI, IO, 4 1/2s, 2037			476,390	50,709
Ser. 3748, Class NI, IO, 4s, 2034			95,374	3,154
Ser. 308, Class S1, 4s, 2043(FWC)			2,752,000	622,612
Ser. 3751, Class MI, IO, 4s, 2034			2,339,227	36,445
Ser. 304, Class C53, IO, 4s, 2032			2,188,452	336,409
Ser. 4105, Class HI, IO, 3 1/2s, 2041			2,141,241	331,207
Ser. 304, IO, 3 1/2s, 2027			4,607,269	532,001
Ser. 304, Class C37, IO, 3 1/2s, 2027			3,377,150	398,571
Ser. 4165, Class TI, IO, 3s, 2042			9,210,338	1,281,157
Ser. 4183, Class MI, IO, 3s, 2042			3,728,939	510,865
Ser. 4210, Class PI, IO, 3s, 2041			2,639,558	308,498
Ser. T-57, Class 1AX, IO, 0.004s, 2043			2,591,208	30,475
Ser. 4077, Class TO, PO, zero %, 2041			1,121,717	884,642
FRB Ser. 3326, Class WF, zero %, 2035			3,082	2,990

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036			243,275	465,517
IFB Ser. 07-53, Class SP, 23.492s, 2037			157,793	231,976
IFB Ser. 08-24, Class SP, 22.576s, 2038			153,668	230,505
IFB Ser. 05-75, Class GS, 19.671s, 2035			157,102	215,444
IFB Ser. 05-83, Class QP, 16.892s, 2034			200,400	264,541
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042			5,033,692	771,917
IFB Ser. 10-99, Class NS, IO, 6.407s, 2039			2,723,276	345,529
IFB Ser. 404, Class S13, IO, 6.207s, 2040			3,122,290	522,515
IFB Ser. 10-35, Class SG, IO, 6.207s, 2040			2,403,423	410,216
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042			7,209,463	1,009,541
IFB Ser. 13-19, Class DS, IO, 6.007s, 2041			4,646,582	922,964
IFB Ser. 09-100, Class SA, IO, 6.007s, 2039			1,428,269	124,081
IFB Ser. 13-18, Class SB, IO, 5.957s, 2041			2,108,390	378,034
IFB Ser. 12-105, Class S, IO, 5.857s, 2042			1,704,899	302,620
IFB Ser. 10-46, Class WS, IO, 5.557s, 2040			2,395,450	295,718
Ser. 374, Class 6, IO, 5 1/2s, 2036			470,434	64,619
Ser. 12-132, Class PI, IO, 5s, 2042			4,267,977	769,943
Ser. 398, Class C5, IO, 5s, 2039			299,167	30,814
Ser. 10-13, Class EI, IO, 5s, 2038			170,484	6,792
Ser. 378, Class 19, IO, 5s, 2035			1,149,917	160,991
Ser. 12-30, Class HI, IO, 4 1/2s, 2040			9,517,131	1,588,218
Ser. 409, Class 81, IO, 4 1/2s, 2040			4,940,402	877,644
Ser. 409, Class 82, IO, 4 1/2s, 2040			5,036,992	865,733
Ser. 366, Class 22, IO, 4 1/2s, 2035			515,757	41,451
Ser. 12-75, Class AI, IO, 4 1/2s, 2027			2,177,075	217,316
Ser. 13-44, Class PI, IO, 4s, 2043			2,932,116	492,962
Ser. 13-60, Class IP, IO, 4s, 2042			2,120,120	374,994
Ser. 12-96, Class PI, IO, 4s, 2041			2,426,620	379,329
Ser. 406, Class 2, IO, 4s, 2041			2,249,228	376,071
Ser. 406, Class 1, IO, 4s, 2041			1,533,073	267,368
Ser. 409, Class C16, IO, 4s, 2040			3,204,829	534,543
Ser. 13-13, Class PI, IO, 3 1/2s, 2042			2,548,387	444,184
Ser. 12-148, Class CI, IO, 3s, 2042			2,345,707	279,585
Ser. 13-35, Class IP, IO, 3s, 2042			3,637,558	453,558
Ser. 13-53, Class JI, IO, 3s, 2041			2,871,429	423,536
Ser. 13-23, Class PI, IO, 3s, 2041			3,542,302	405,948
Ser. 03-W10, Class 1, IO, 1.261s, 2043			558,835	21,437
Ser. 99-51, Class N, PO, zero %, 2029			23,322	22,333

Government National Mortgage Association
IFB Ser. 11-56, Class MS, 6.884s, 2041			2,476,418	2,584,513
IFB Ser. 10-151, Class SL, IO, 6.508s, 2039			1,849,411	301,861
IFB Ser. 11-51, Class DS, IO, 6.458s, 2041			3,450,046	573,563
IFB Ser. 10-163, Class SI, IO, 6.437s, 2037			3,394,394	483,701
IFB Ser. 10-35, Class CS, IO, 6.278s, 2040			4,447,276	800,519
IFB Ser. 10-67, Class SE, IO, 6.258s, 2040			1,310,434	226,430
IFB Ser. 13-91, Class SP, IO, 6.108s, 2042			3,822,000	728,550
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042			4,582,330	714,557
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040			2,175,477	394,403
IFB Ser. 13-87, Class SA, IO, 6.008s, 2043			3,292,000	510,260
IFB Ser. 10-120, Class SB, IO, 6.008s, 2035			544,585	50,510
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040			2,312,317	380,191
IFB Ser. 12-77, Class MS, IO, 5.908s, 2042			1,923,424	477,394
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041			1,664,413	340,872
IFB Ser. 10-158, Class SA, IO, 5.858s, 2040			1,268,146	208,838
IFB Ser. 10-151, Class SA, 5.858s, 2040			1,259,957	207,641
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040			3,068,632	436,636
IFB Ser. 11-70, Class SM, IO, 5.698s, 2041			2,415,000	594,018
IFB Ser. 11-70, Class SH, IO, 5.698s, 2041			2,481,000	611,120
IFB Ser. 10-43, Class KS, IO, 5.558s, 2040			2,835,189	389,271
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040			3,597,833	546,047
IFB Ser. 10-37, Class SG, IO, 5.508s, 2040			2,417,371	364,395
IFB Ser. 10-115, Class BS, IO, 5.208s, 2040			3,909,559	554,415
Ser. 13-22, Class IE, IO, 5s, 2043			3,539,363	642,577
Ser. 13-22, Class OI, IO, 5s, 2043			3,259,597	596,912
Ser. 13-3, Class IT, IO, 5s, 2043			2,913,367	533,508
Ser. 13-6, Class IC, IO, 5s, 2043			2,666,189	489,086
Ser. 12-146, Class IO, IO, 5s, 2042			2,645,272	447,448
Ser. 13-6, Class CI, IO, 5s, 2042			1,872,835	374,604
Ser. 10-35, Class UI, IO, 5s, 2040			1,534,249	286,471
Ser. 13-34, Class IH, IO, 4 1/2s, 2043			5,293,298	948,892
Ser. 13-24, Class IC, IO, 4 1/2s, 2043			1,822,669	349,752
Ser. 11-140, Class BI, IO, 4 1/2s, 2040			1,357,452	162,745
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			364,931	62,513
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			12,339,778	2,356,362
Ser. 10-168, Class PI, IO, 4 1/2s, 2039			1,278,592	172,674
Ser. 11-73, Class IP, IO, 4 1/2s, 2039			3,458,211	415,212
Ser. 10-158, Class IP, IO, 4 1/2s, 2039			4,289,713	573,363
Ser. 10-98, Class PI, IO, 4 1/2s, 2037			1,743,695	191,737
Ser. 13-38, Class LI, IO, 4s, 2043			3,693,271	751,027
Ser. 12-56, Class IB, IO, 4s, 2042			2,014,782	361,797
Ser. 12-47, Class CI, IO, 4s, 2042			5,009,897	880,641
Ser. 13-76, Class IO, IO, 3 1/2s, 2043			8,788,403	1,436,289
Ser. 13-28, Class IO, IO, 3 1/2s, 2043			2,981,741	439,807
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			5,344,624	838,892
Ser. 13-14, Class IO, IO, 3 1/2s, 2042			7,706,158	1,100,671
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			3,942,059	632,306
Ser. 11-70, PO, zero %, 2041			4,388,019	3,458,416
Ser. 06-36, Class OD, PO, zero %, 2036			6,944	6,504

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 5.987s, 2045			3,512,134	614,623

				63,148,288
Commercial mortgage-backed securities (15.9%)

Banc of America Commercial Mortgage, Inc. FRB Ser. 05-5, Class D, 5.403s, 2045			600,000	569,220

Banc of America Commercial Mortgage Trust 144A
Ser. 01-1, Class J, 6 1/8s, 2036			16,609	14,616
Ser. 01-1, Class K, 6 1/8s, 2036			343,022	148,910
Ser. 07-5, Class XW, IO, 0.532s, 2051			95,835,014	1,051,692

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW17, Class AJ, 6.083s, 2050			643,000	610,850
FRB Ser. 06-PW12, Class AJ, 5.941s, 2038			718,000	716,196
Ser. 05-PWR7, Class D, 5.304s, 2041(F)			441,000	407,874
FRB Ser. 05-T20, Class C, 5.296s, 2042			600,000	577,620
Ser. 05-PWR7, Class B, 5.214s, 2041			697,000	714,221
Ser. 05-PWR9, Class C, 5.055s, 2042(F)			401,000	380,915

Bear Stearns Commercial Mortgage Securities, Inc. 144A Ser. 06-PW14, Class XW, IO, 0.853s, 2038(F)			19,460,134	408,656

Citigroup Commercial Mortgage Trust
Ser. 06-C5, Class AJ, 5.482s, 2049			610,000	567,714
FRB Ser. 05-C3, Class B, 5.029s, 2043(F)			1,720,000	1,607,755

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.615s, 2040(F)			3,000,000	2,969,936
FRB Ser. 12-GC8, Class D, 5.041s, 2045(F)			401,000	389,394

Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.323s, 2044			507,000	484,819
Ser. 07-CD5, Class XS, IO, 0.065s, 2044			29,640,814	129,220

Comm Mortgage Trust 144A
FRB Ser. 12-LC4, Class D, 5.824s, 2044			1,035,000	1,064,600
FRB Ser. 13-LC6, Class D, 4.434s, 2046			1,314,000	1,094,768

Commercial Mortgage Trust FRB Ser. 07-C9, Class F, 5.993s, 2049			962,000	904,280

Commercial Mortgage Trust 144A
FRB Ser. 13-CR6, Class D, 4.316s, 2046			1,034,000	916,635
FRB Ser. 13-CR8, Class D, 3.971s, 2046			769,000	598,359
FRB Ser. 07-C9, Class AJFL, 0.883s, 2049(F)			1,641,000	1,427,701

Cornerstone Titan PLC 144A
FRB Ser. 05-CT2A, Class E, 1.55s, 2014 (Ireland)		GBP	138,479	187,452
FRB Ser. 05-CT1A, Class D, 1.55s, 2014 (Ireland)		GBP	444,023	567,282

Credit Suisse First Boston Commercial Mortgage Trust Ser. 05-C5, Class C, 5.1s, 2038			$416,000	425,886

Credit Suisse Mortgage Capital Certificates Ser. 06-C5, Class AX, IO, 0.29s, 2039(F)			24,885,280	437,236

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (Cayman Islands)			535,894	21,972

CS First Boston Mortgage Securities Corp. 144A Ser. 02-CP5, Class M, 5 1/4s, 2035			333,890	19,967

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.626s, 2044			881,000	843,382

DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4, 6.04s, 2031			286,492	286,492

FFCA Secured Lending Corp. 144A Ser. 00-1, Class X, IO, 1.073s, 2020			2,366,207	47,324

GE Capital Commercial Mortgage Corp.
FRB Ser. 05-C4, Class AJ, 5.471s, 2045			305,000	286,700
FRB Ser. 05-C1, Class D, 4.949s, 2048(F)			2,243,000	2,283,114

GMAC Commercial Mortgage Securities, Inc. Ser. 04-C3, Class B, 4.965s, 2041			452,000	388,155

GMAC Commercial Mortgage Securities, Inc. 144A Ser. 02-C3, Class H, 5.944s, 2039			4,874	4,871

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3, Class D, 4.986s, 2042			803,000	792,031

GS Mortgage Securities Trust Ser. 05-GG4, Class AJ, 4.782s, 2039(F)			846,000	860,673

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.826s, 2045(F)			1,213,000	1,282,037
FRB Ser. 11-GC3, Class D, 5.728s, 2044			352,000	345,970
FRB Ser. GC10, Class D, 4.563s, 2046(F)			398,000	370,053
Ser. 05-GG4, Class XC, IO, 0.924s, 2039			55,773,073	613,504

Guggenheim Structured Real Estate Funding, Ltd. 144A FRB Ser. 05-2A, Class E, 2.193s, 2030 (Cayman Islands)			405,145	257,267

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051(F)			1,607,500	1,661,271
FRB Ser. 06-LDP7, Class AJ, 6.056s, 2045			859,000	860,425
Ser. 06-LDP6, Class AJ, 5.565s, 2043(F)			1,068,000	1,129,240
FRB Ser. 04-CBX, Class E, 5.126s, 2037(F)			1,790,000	1,557,214
FRB Ser. 04-CBX, Class B, 5.021s, 2037			247,000	244,387
FRB Ser. 05-LDP2, Class E, 4.981s, 2042			847,000	754,127
FRB Ser. 05-LDP2, Class C, 4.911s, 2042			350,000	333,165
FRB Ser. 13-C10, Class D, 4.3s, 2047			512,000	410,193

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051			568,000	552,039
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051			410,000	377,815
Ser. 07-CB20, Class X1, IO, 0.196s, 2051			58,487,500	539,840

LB Commercial Conduit Mortgage Trust 144A Ser. 99-C1, Class G, 6.41s, 2031			857,101	865,672

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C3, Class C, 5.9s, 2039			1,250,000	1,062,500
Ser. 06-C3, Class AJ, 5.72s, 2039(F)			517,000	498,835
Ser. 06-C6, Class E, 5.541s, 2039(F)			750,000	678,166

LB-UBS Commercial Mortgage Trust 144A Ser. 06-C6, Class XCL, IO, 0.288s, 2039			18,544,921	355,951

Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2, Class JS, IO, 2.388s, 2028			91,410	9

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ, 6.441s, 2051(F)			395,000	410,639

Merrill Lynch/Countrywide Financial Corp. Commercial Mortgage Trust Ser. 06-4, Class AJ, 5.239s, 2049(F)			1,109,000	1,086,568

Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.965s, 2037			285,215	13,205
Ser. 07-C5, Class X, IO, 5.896s, 2049			1,672,524	41,813

Morgan Stanley BA/ML Trust 144A Ser. 13-C10, Class D, 4.219s, 2046			560,000	453,051

Morgan Stanley Capital I
Ser. 06-HQ9, Class C, 5.842s, 2044			1,100,000	1,110,495
FRB Ser. 06-HQ8, Class B, 5.677s, 2044(F)			1,800,000	1,693,051
Ser. 04-IQ8, Class C, 5.3s, 2040(F)			1,400,000	1,447,694

Morgan Stanley Capital I 144A FRB Ser. 04-RR, Class F7, 6s, 2039			1,394,966	1,339,167

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042(F)			392,000	418,852
FRB Ser. 06-HQ8, Class D, 5.677s, 2044(F)			427,000	394,924
Ser. 07-HQ11, Class C, 5.558s, 2044(F)			482,000	441,546

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.391s, 2043			1,215,429	1,249,680

STRIPS 144A Ser. 03-1A, Class N, 5s, 2018 (Cayman Islands)			193,000	144,750

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			541,475	81,221

UBS-Barclay's Commercial Mortgage Trust 144A Ser. 13-C6, Class D, 4.501s, 2046(F)			934,000	845,655

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 5.123s, 2049			699,000	646,907

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.217s, 2045(F)			2,181,000	2,228,826
FRB Ser. 06-C25, Class AJ, 5.919s, 2043			528,000	544,104
FRB Ser. 05-C20, Class B, 5.415s, 2042			1,423,000	1,471,748
Ser. 07-C34, IO, 0.502s, 2046			15,749,292	190,566

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C6, Class D, 5.748s, 2045			405,000	380,194
FRB Ser. 12-C9, Class D, 4.963s, 2045			689,000	602,875

				57,195,699
Residential mortgage-backed securities (non-agency) (15.7%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, Class 1A1, 2.704s, 2036			1,009,511	883,322

Banc of America Funding Corp.
Ser. 06-2, Class 2A2, 6 1/4s, 2036			430,000	433,225
Ser. 06-2, Class 2A13, 6s, 2036			908,570	917,655
FRB Ser. 07-C, Class 07-C, 2.76s, 2036			1,902,490	1,688,460
FRB Ser. 06-G, Class 2A5, 0.472s, 2036			487,514	422,917

Banc of America Mortgage Securities Ser. 05-11, Class 1A10, 6s, 2035			500,000	480,000

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			184,794	107,181
Ser. 13-RR1, Class 3A3, 15.491s, 2037			342,264	284,079
Ser. 13-RR1, Class 2A4, 10.827s, 2036			670,000	664,974
Ser. 13-RR1, Class 9A4, 10.451s, 2036			250,000	251,250
Ser. 13-RR1, Class 3A2, 4s, 2037			347,615	351,091
Ser. 13-RR1, Class 4A2, 4s, 2037			378,381	377,435
Ser. 12-RR10, Class 8A2, 4s, 2036			382,026	380,116
Ser. 13-RR1, Class 1A2, 2.859s, 2035			660,000	478,500
FRB Ser. 12-RR10, Class 9A2, 2.674s, 2035			980,000	803,600

Barclays Capital, LLC Trust 144A
Ser. 12-RR11, Class 3A3, 16.35s, 2036			515,449	376,277
FRB Ser. 12-RR12, Class 2A3, 13.88s, 2035			375,547	349,258
FRB Ser. 12-RR12, Class 1A3, 12.788s, 2037			307,915	193,987
FRB Ser. 12-RR11, Class 5A3, 12.607s, 2037			190,282	112,266
FRB Ser. 13-RR2, Class 3A2, 9.049s, 2036			350,000	329,000
FRB Ser. 10-RR12, Class 6A1, 5.998s, 2037			893,993	934,223
Ser. 12-RR11, Class 9A2, 4s, 2037			918,648	916,351
Ser. 12-RR12, Class 3A2, 4s, 2037			758,642	754,849
Ser. 12-RR11, Class 4A2, 4s, 2037			546,603	545,237
Ser. 12-RR12, Class 1A2, 4s, 2037			217,216	216,673
Ser. 12-RR11, Class 3A2, 4s, 2036			188,801	188,329
Ser. 12-RR12, Class 2A2, 4s, 2035			324,828	324,016
FRB Ser. 12-RR11, Class 5A2, 4s, 2037			358,087	357,192
Ser. 12-RR11, Class 11A2, 2.6s, 2036			279,650	171,985
FRB Ser. 09-RR11, Class 2A2, 2.47s, 2035			850,000	655,010
Ser. 09-RR7, Class 1A7, IO, 1.779s, 2046			27,859,727	931,560
Ser. 09-RR7, Class 2A7, IO, 1.604s, 2047			31,726,906	1,288,111

Bear Stearns Adjustable Rate Mortgage Trust FRB Ser. 06-1, Class A1, 2.37s, 2036			394,806	377,040

Bear Stearns Asset Backed Securities, Inc. FRB Ser. 04-FR3, Class M6, 5.068s, 2034			44,609	3,154

Citigroup Mortgage Loan Trust, Inc. Ser. 2005-WF2, Class AF4, 4.964s, 2035			874,754	872,567

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 11-2, Class 3A2, 9.574s, 2037			400,000	375,920
FRB Ser. 11-12, Class 2A2, 0.563s, 2035			900,000	711,000

Countrywide Alternative Loan Trust FRB Ser. 06-HY11, Class A1, 0.313s, 2036			530,860	367,621

Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-4R, Class 3A4, 2.718s, 2038			650,000	542,750
FRB Ser. 09-13R, Class 5A2, 0.973s, 2035			600,000	540,000
FRB Ser. 08-4R, Class 1A4, 0.595s, 2037			500,000	340,000

DSLA Mortgage Loan Trust Ser. 04-AR2, Class X2, IO, PO, 2.484s, 2044			5,256,530	279,253

Granite Mortgages PLC
FRB Ser. 03-2, Class 3C, 3.05s, 2043 (United Kingdom)		GBP	384,009	573,544
FRB Ser. 03-2, Class 2C1, 2.76s, 2043 (United Kingdom)		EUR	1,028,000	1,314,010

GSC Capital Corp. Mortgage Trust Ser. 05-11, Class AF3, 4.778s, 2036			$414,408	383,327

GSR Mortgage Loan Trust FRB Ser. 05-AR4, Class 3A5, 2.648s, 2035			725,000	663,883

JPMorgan Mortgage Trust FRB Ser. 07-A1, Class 3A4, 2.858s, 2035			492,452	386,354

Lavender Trust 144A Ser. 10-RR2A, Class A3, 6 1/4s, 2036			350,000	368,375

MLCC Mortgage Investors, Inc. Ser. 04-A, Class XA2, IO, 1.242s, 2029			6,896,452	302,065

Mortgage IT Trust FRB Ser. 05-3, Class A2, 0.543s, 2035			503,112	410,035

Nomura Resecuritization Trust 144A FRB Ser. 11-2RA, Class 1A2, 5.195s, 2046			902,659	855,270

Residential Accredit Loans, Inc. Ser. 05-QR1, Class A, 6s, 2034			2,482,311	2,556,780

Structured Asset Mortgage Investments, Inc. FRB Ser. 04-AR7, Class B1, 1.092s, 2035			557,425	340,028

WAMU Mortgage Pass-Through Certificates
FRB Ser. 07-HY6, Class 2A1, 4.638s, 2037			2,418,433	1,964,976
FRB Ser. 04-AR14, Class B1, 2.436s, 2035			721,814	418,652
Ser. 05-AR17, Class X, IO, PO, 1.645s, 2045			7,465,364	419,927
Ser. 04-AR10, Class X, IO, PO, 1.628s, 2044			2,318,524	115,926
Ser. 05-AR11, Class X, IO, PO, 1.526s, 2045			7,912,519	405,912
Ser. 05-AR19, Class X, IO, PO, 1 1/2s, 2045			13,226,218	682,473
FRB Ser. 06-AR1, Class 2A1B, 1.238s, 2046			2,346,391	1,941,638
FRB Ser. 06-AR1, Class 2A1C, 1.238s, 2046			1,797,085	1,006,366
FRB Ser. 06-AR3, Class A1B, 1.168s, 2046			1,066,819	752,106
FRB Ser. 06-AR17, Class 1A1, 0.979s, 2046			1,994,001	977,060
Ser. 06-AR11, Class 2XPP, IO, PO, 0.911s, 2046			4,970,404	130,225
FRB Ser. 05-AR11, Class A1C3, 0.703s, 2045(F)			1,896,207	1,460,248
FRB Ser. 05-AR19, Class A1C3, 0.693s, 2045			2,070,577	1,635,755
FRB Ser. 05-AR13, Class A1C3, 0.683s, 2045			4,343,596	3,388,004
FRB Ser. 05-AR17, Class A1C3, 0.673s, 2045(F)			1,521,679	837,020
FRB Ser. 05-AR8, Class 2AC2, 0.653s, 2045			1,229,291	958,847
FRB Ser. 05-AR11, Class A1C4, 0.633s, 2045(F)			964,922	743,076
FRB Ser. 05-AR13, Class A1B2, 0.623s, 2045			895,045	774,214
FRB Ser. 05-AR17, Class A1B2, 0.603s, 2045			836,774	694,523
FRB Ser. 05-AR15, Class A1B2, 0.603s, 2045			1,345,779	1,116,995
FRB Ser. 05-AR19, Class A1C4, 0.593s, 2045			702,769	539,375
FRB Ser. 05-AR11, Class A1B3, 0.593s, 2045			1,451,011	1,276,890
FRB Ser. 05-AR8, Class 2AC3, 0.583s, 2045			433,174	337,875
FRB Ser. 05-AR1, Class A3, 0.553s, 2045			482,446	426,965
FRB Ser. 05-AR19, Class A1B3, 0.543s, 2045			411,968	354,293
FRB Ser. 05-AR6, Class 2AB3, 0.463s, 2045			415,978	366,061

Wells Fargo Mortgage Backed Securities Trust
Ser. 08-1, Class 4A1, 5 3/4s, 2038			957,745	974,505
Ser. 07-12, Class A7, 5 1/2s, 2037			312,813	320,633
Ser. 07-5, Class 1A1, 5 1/2s, 2037			1,307,813	1,353,586
FRB Ser. 05-AR6, Class B1, 4.997s, 2035			356,248	324,186

				56,429,417

Total mortgage-backed securities (cost $170,687,908)				$176,773,404

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (32.8%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.2%)

Government National Mortgage Association Pass-Through Certificates
6 1/2s, November 20, 2038			$541,697	$610,033
3 1/2s, TBA, July 1, 2043			7,000,000	7,187,032

				7,797,065
U.S. Government Agency Mortgage Obligations (30.6%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4s, with due dates from August 1, 2042 to August 1, 2042(FWC)			2,045,755	2,116,544
3 1/2s, with due dates from September 1, 2042 to April 1, 2043			1,949,045	1,979,741

Federal National Mortgage Association Pass-Through Certificates
4s, TBA, July 1, 2043			14,000,000	14,589,532
3 1/2s, with due dates from March 1, 2043 to May 1, 2043			9,955,884	10,039,132
3 1/2s, TBA, July 1, 2043			61,000,000	61,953,125
3s, TBA, July 1, 2043			20,000,000	19,556,250

				110,234,324

Total U.S. government and agency mortgage obligations (cost $120,178,663)				$118,031,389

U.S. TREASURY OBLIGATIONS (0.5%)(a)
			Principal amount	Value

U.S. Treasury Notes
1/4s, July 15, 2015(i)			$1,210,000	$1,208,016
1/4s, September 15, 2015(i)			661,000	658,819

Total U.S. treasury Obligations (cost $1,866,835)				$1,866,835

CORPORATE BONDS AND NOTES (30.2%)(a)
			Principal amount	Value

Basic materials (2.5%)

ArcelorMittal sr. unsec. bonds 10.35s, 2019 (France)			$125,000	$148,326

Ashland, Inc. 144A company guaranty sr. unsec. unsub. notes 4 3/4s, 2022			110,000	108,900

Ashland, Inc. 144A sr. unsec. notes 4 3/4s, 2022			180,000	178,200

Ashland, Inc. 144A sr. unsec. unsub. notes 3s, 2016			415,000	417,075

Atkore International, Inc. company guaranty sr. notes 9 7/8s, 2018			332,000	351,920

Axiall Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			15,000	14,250

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020			90,000	90,900

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4 5/8s, 2022 (Germany)			110,000	107,525

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			185,000	196,100

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s, 2016 (Mexico)			380,000	401,850

Eagle Spinco, Inc. 144A company guaranty sr. unsec. notes 4 5/8s, 2021			200,000	192,000

Edgen Murray Corp. 144A company guaranty sr. notes 8 3/4s, 2020			100,000	99,500

Ferro Corp. sr. unsec. notes 7 7/8s, 2018			283,000	292,905

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 8 1/4s, 2019 (Australia)			135,000	139,050

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s, 2015 (Australia)			202,000	203,515

FMG Resources August 2006 Pty, Ltd. 144A sr. notes 6 7/8s, 2018 (Australia)			180,000	177,300

FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6 7/8s, 2022 (Australia)			90,000	87,525

Grohe Holding GmbH 144A company company guaranty sr. FRN notes 4.209s, 2017 (Germany)		EUR	213,000	276,971

HD Supply, Inc. company guaranty sr. unsec. sub. notes 10 1/2s, 2021			$90,000	92,925

HD Supply, Inc. company guaranty sr. unsec. unsub. notes 11 1/2s, 2020			328,000	380,480

HD Supply, Inc. 144A sr. unsec. notes 7 1/2s, 2020			155,000	156,938

Hexion U.S. Finance Corp. 144A sr. notes 6 5/8s, 2020			215,000	214,463

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC company guaranty sr. notes 8 7/8s, 2018			135,000	137,700

Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, ULC 144A company guaranty sr. notes 8 7/8s, 2018			81,000	82,620

Huntsman International, LLC company guaranty sr. unsec. sub. notes 8 5/8s, 2021			287,000	314,983

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020			180,000	177,750

IAMGOLD Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2020 (Canada)			64,000	54,080

Ineos Finance PLC 144A company guaranty sr. notes 7 1/2s, 2020 (United Kingdom)			70,000	74,025

INEOS Group Holdings, Ltd. company guaranty sr. unsec. notes Ser. REGS, 7 7/8s, 2016 (Luxembourg)		EUR	119,911	158,038

JM Huber Corp. 144A sr. unsec. notes 9 7/8s, 2019			$265,000	297,463

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			174,000	189,660

LyondellBasell Industries NV sr. unsec. notes 6s, 2021			220,000	247,215

LyondellBasell Industries NV sr. unsec. unsub. notes 5s, 2019			415,000	451,560

Momentive Performance Materials, Inc. company guaranty notes 9 1/2s, 2021		EUR	135,000	140,578

Momentive Performance Materials, Inc. company guaranty sr. notes 10s, 2020			$35,000	36,400

Momentive Performance Materials, Inc. company guaranty sr. notes 8 7/8s, 2020			80,000	83,400

New Gold, Inc. 144A sr. unsec. notes 6 1/4s, 2022 (Canada)			87,000	83,303

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020			155,000	166,238

Nufarm Australia Ltd. 144A company guaranty sr. notes 6 3/8s, 2019 (Australia)			58,000	59,305

Orion Engineered Carbons Bondco GmbH 144A company guaranty sr. notes 9 5/8s, 2018 (Germany)			17,000	18,403

Perstorp Holding AB 144A company guaranty sr. notes 8 3/4s, 2017 (Sweden)			200,000	200,000

PolyOne Corp. 144A sr. unsec. notes 5 1/4s, 2023			140,000	137,900

PQ Corp. 144A sr. notes 8 3/4s, 2018			135,000	138,038

Roofing Supply Group, LLC/Roofing Supply Finance, Inc. 144A company guaranty sr. unsec. notes 10s, 2020			130,000	140,725

Ryerson, Inc./Joseph T Ryerson & Son, Inc. 144A company guaranty sr. notes 9s, 2017			137,000	139,055

Sealed Air Corp. 144A sr. unsec. notes 6 1/2s, 2020			132,000	139,425

Sealed Air Corp. 144A sr. unsec. notes 5 1/4s, 2023			110,000	106,700

SGL Carbon SE company guaranty sr. sub. FRN notes Ser. EMTN, 1.453s, 2015 (Germany)		EUR	152,000	194,784

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2022			$30,000	31,650

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2019			40,000	42,300

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2023			20,000	19,700

TPC Group, Inc. 144A company guaranty sr. notes 8 3/4s, 2020			145,000	148,263

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2020			227,000	213,948

USG Corp. sr. unsec. notes 9 3/4s, 2018			144,000	163,440

Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 6s, 2023			55,000	54,038

				8,971,305
Capital goods (1.9%)

ADS Waste Holdings, Inc. 144A sr. notes 8 1/4s, 2020			275,000	280,500

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019			419,000	467,185

ARD Finance SA sr. notes Ser. REGS, 11 1/8s, 2018 (Luxembourg)(PIK)		EUR	117,631	162,052

Ardagh Packaging Finance PLC sr. notes Ser. REGS, 7 3/8s, 2017 (Ireland)		EUR	140,000	190,482

Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 144A sr. unsec. notes 7s, 2020 (Ireland)			$225,000	216,000

B/E Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020			298,000	321,840

B/E Aerospace, Inc. sr. unsec. unsub. notes 5 1/4s, 2022			140,000	140,000

Ball Corp. company guaranty sr. unsec. notes 4s, 2023			35,000	32,288

Berry Plastics Corp. company guaranty notes 9 1/2s, 2018			86,000	93,525

Berry Plastics Corp. company guaranty unsub. notes 9 3/4s, 2021			24,000	27,120

BOE Merger Corp. 144A sr. unsec. notes 9 1/2s, 2017(PIK)			105,000	106,050

Bombardier, Inc. 144A sr. notes 6 1/8s, 2023 (Canada)			106,000	105,205

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			119,000	121,380

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			310,000	341,000

Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 144A company guaranty sr. unsec. notes 10 1/8s, 2020			26,000	27,300

Crown Americas LLC/Crown Americas Capital Corp. IV 144A company guaranty sr. unsec. notes 4 1/2s, 2023			135,000	127,238

Crown Euro Holdings SA 144A sr. notes 7 1/8s, 2018 (France)		EUR	50,000	68,911

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			$150,000	153,750

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Luxembourg)			200,000	209,000

Exide Technologies sr. notes 8 5/8s, 2018 (In default)(NON)			58,000	35,380

GrafTech International, Ltd. 144A company guaranty sr. unsec. notes 6 3/8s, 2020			193,000	194,448

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		EUR	100,000	139,569

Kratos Defense & Security Solutions, Inc. company guaranty sr. notes 10s, 2017			$307,000	328,490

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022			198,000	198,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			70,000	65,450

Mueller Water Products, Inc. company guaranty sr. unsec. unsub. notes 8 3/4s, 2020			20,000	21,800

Pittsburgh Glass Works, LLC 144A sr. notes 8 1/2s, 2016			319,000	315,810

Polypore International, Inc. company guaranty sr. unsec. notes 7 1/2s, 2017			115,000	119,888

Rexel SA 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2019 (France)			400,000	417,000

Reynolds Group Issuer, Inc. Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 7 7/8s, 2019			200,000	218,000

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. notes 5 3/4s, 2020			105,000	105,788

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019			100,000	107,250

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9s, 2019			100,000	103,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2018			150,000	160,500

Tenneco, Inc. company guaranty sr. unsub. notes 6 7/8s, 2020			140,000	149,800

Terex Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			45,000	45,900

Terex Corp. company guaranty sr. unsec. unsub. notes 6s, 2021			215,000	218,225

Thermadyne Holdings Corp. company guaranty sr. notes 9s, 2017			236,000	254,290

TransDigm, Inc. company guaranty unsec. sub. notes 7 3/4s, 2018			226,000	237,865

TransDigm, Inc. 144A sr. unsec. sub. notes 7 1/2s, 2021			45,000	46,013

Triumph Group, Inc. 144A sr. unsec. notes 4 7/8s, 2021			150,000	149,250

				6,822,792
Communication services (4.0%)

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017			265,000	300,775

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020			150,000	163,500

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018			45,000	48,375

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021			131,000	136,895

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022			165,000	156,750

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. unsub. notes 5 1/8s, 2023			70,000	65,625

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsub. notes 7s, 2019			121,000	128,260

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020			40,000	40,400

Cincinnati Bell, Inc. company guaranty sr. unsec. notes 8 3/8s, 2020			56,000	57,540

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 3/4s, 2018			19,000	19,024

Cincinnati Bell, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2017			78,000	81,315

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A company guaranty sr. notes 12s, 2015			355,000	377,188

Cricket Communications, Inc. company guaranty sr. unsec. notes 7 3/4s, 2020			100,000	96,000

Crown Castle International Corp. sr. unsec. notes 7 1/8s, 2019			70,000	74,725

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023			135,000	129,600

CyrusOne LP/CyrusOne Finance Corp. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2022			45,000	46,125

Digicel, Ltd. 144A sr. unsec. notes 8 1/4s, 2017 (Jamaica)			326,000	339,040

DISH DBS Corp. company guaranty notes 7 1/8s, 2016			88,000	95,260

DISH DBS Corp. company guaranty sr. unsec. notes 6 3/4s, 2021			109,000	115,813

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018			275,000	269,500

Equinix, Inc. sr. unsec. notes 7s, 2021			130,000	141,050

Frontier Communications Corp. sr. unsec. notes 9 1/4s, 2021			65,000	74,263

Frontier Communications Corp. sr. unsec. notes 8 1/8s, 2018			753,000	828,300

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024			50,000	50,000

Hughes Satellite Systems Corp. company guaranty sr. notes 6 1/2s, 2019			214,000	226,840

Hughes Satellite Systems Corp. company guaranty sr. unsec. notes 7 5/8s, 2021			260,000	276,250

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			365,000	379,600

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)			140,000	147,000

Intelsat Jackson Holdings SA 144A sr. unsec. notes 6 5/8s, 2022 (Bermuda)			80,000	77,600

Intelsat Luxembourg SA 144A company guaranty sr. unsec. notes 8 1/8s, 2023 (Luxembourg)			187,000	193,078

Intelsat Luxembourg SA 144A sr. unsec. notes 7 3/4s, 2021 (Luxembourg)			418,000	422,180

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s, 2018 (Luxembourg)			260,000	261,950

Kabel Deutschland GmbH 144A sr. bonds 6 1/2s, 2018 (Germany)		EUR	105,000	145,554

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 9 3/8s, 2019			$124,000	133,920

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 5/8s, 2020			143,000	152,295

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			40,000	42,000

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 7s, 2020			17,000	16,958

Lynx I Corp. 144A sr. notes 6s, 2021		GBP	235,000	353,849

Mediacom, LLC/Mediacom Capital Corp. sr. unsec. notes 9 1/8s, 2019			$59,000	63,425

MetroPCS Wireless, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			306,000	325,890

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 5/8s, 2023			239,000	243,183

MetroPCS Wireless, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2021			206,000	209,605

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016 (Mexico)			127,000	123,190

NII Capital Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019 (Mexico)			14,000	11,830

NII Capital Corp. company guaranty sr. unsec. unsub. notes 7 5/8s, 2021 (Mexico)			46,000	35,535

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 11 3/8s, 2019 (Luxembourg)			55,000	58,850

NII International Telecom Sarl 144A company guaranty sr. unsec. notes 7 7/8s, 2019 (Luxembourg)			105,000	99,488

PAETEC Holding Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			156,000	172,380

Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018 (United Kingdom)		GBP	180,000	279,246

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)			$180,000	175,500

Qwest Corp. sr. unsec. notes 7 1/2s, 2014			75,000	80,727

SBA Telecommunications, Inc. company guaranty sr. unsec. notes 8 1/4s, 2019			68,000	73,610

SBA Telecommunications, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2020			55,000	55,138

Sprint Nextel Corp. sr. notes 8 3/8s, 2017			801,000	899,123

Sprint Nextel Corp. sr. unsec. notes 6s, 2016			147,000	155,085

Sprint Nextel Corp. sr. unsec. unsub. notes 9 1/8s, 2017			160,000	184,000

Sprint Nextel Corp. sr. unsec. unsub. notes 7s, 2020			105,000	110,250

Sprint Nextel Corp. 144A company guaranty sr. unsec. notes 9s, 2018			418,000	488,015

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s, 2024 (Luxembourg)		EUR	295,000	387,780

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s, 2022 (Luxembourg)		EUR	$100,000	130,891

Unitymedia GmbH company guaranty sr. notes Ser. REGS, 9 5/8s, 2019 (Germany)		EUR	293,000	418,671

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH sr. notes 7 1/2s, 2019 (Germany)		EUR	130,000	179,689

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 8 1/8s, 2017 (Germany)		EUR	84,174	115,341

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 144A company guaranty sr. notes 5 1/8s, 2023 (Germany)		EUR	$360,000	440,919

UPC Holdings BV bonds 8 3/8s, 2020 (Netherlands)		EUR	361,000	498,352

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)			164,000	159,900

Virgin Media Finance PLC company guaranty sr. unsec. bonds 8 7/8s, 2019 (United Kingdom)		GBP	50,000	82,651

West Corp. company guaranty sr. unsec. notes 8 5/8s, 2018			$6,000	6,413

West Corp. company guaranty sr. unsec. notes 7 7/8s, 2019			191,000	198,640

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. notes 10 1/4s, 2019			329,000	349,563

Wind Acquisition Finance SA 144A company guaranty sr. notes 7 3/8s, 2018 (Luxembourg)		EUR	325,000	422,554

Windstream Corp. company guaranty sr. unsec. notes 6 3/8s, 2023			$90,000	84,150

Windstream Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			60,000	63,900

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			247,000	271,083

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021			109,000	112,815

				14,431,779
Consumer cyclicals (4.8%)

Academy, Ltd./Academy Finance Corp. 144A company guaranty sr. unsec. notes 9 1/4s, 2019			25,000	27,688

Affinion Group Holdings, Inc. company guaranty sr. unsec. notes 11 5/8s, 2015			10,000	5,000

Affinion Group, Inc. company guaranty sr. unsec. notes 7 7/8s, 2018			407,000	307,285

Affinion Group, Inc. company guaranty sr. unsec. sub. notes 11 1/2s, 2015			117,000	90,090

AMC Entertainment, Inc. company guaranty sr. sub. notes 9 3/4s, 2020			150,000	169,875

American Casino & Entertainment Properties LLC sr. notes 11s, 2014			225,000	224,438

Ashtead Capital, Inc. 144A company guaranty sr. notes 6 1/2s, 2022			80,000	83,400

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			255,000	284,325

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			55,000	57,750

Beazer Homes USA, Inc. company guaranty sr. unsec. notes 8 1/8s, 2016			60,000	65,550

Beazer Homes USA, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2023			229,000	231,290

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017			105,000	105,000

Bon-Ton Department Stores, Inc. (The) 144A notes 8s, 2021			50,000	50,813

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)			220,000	221,650

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)			100,000	98,717

Building Materials Corp. 144A company guaranty sr. notes 7 1/2s, 2020			100,000	106,750

Building Materials Corp. 144A sr. notes 6 3/4s, 2021			180,000	191,250

Burlington Coat Factory Warehouse Corp. company guaranty sr. unsec. notes 10s, 2019			140,000	154,700

Burlington Holdings, LLC/Burlington Holding Finance, Inc. 144A sr. unsec. notes 9s, 2018(PIK)			60,000	61,500

Caesars Entertainment Operating Co., Inc. company guaranty sr. notes 10s, 2018			129,000	77,400

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			51,000	53,104

Caesars Entertainment Operating Co., Inc. 144A company guaranty sr. notes 9s, 2020			535,000	510,925

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 9 1/8s, 2018			70,000	76,300

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			100,000	96,000

Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018			79,000	76,235

Choice Hotels International, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2022			75,000	79,125

Chrysler Group, LLC/CG Co-Issuer, Inc. company guaranty notes 8 1/4s, 2021			305,000	336,644

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021			40,000	43,400

Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2023			25,000	24,000

CityCenter Holdings LLC/CityCenter Finance Corp. company guaranty notes 10 3/4s, 2017(PIK)			319,905	345,497

Clear Channel Communications, Inc. company guaranty sr. notes 9s, 2021			135,000	128,250

Clear Channel Communications, Inc. 144A company guaranty sr. notes 9s, 2019			262,000	254,140

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 7 5/8s, 2020			211,000	218,385

Clear Channel Worldwide Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/2s, 2022			135,000	139,050

CST Brands, Inc. 144A company guaranty sr. unsec. notes 5s, 2023			133,000	129,675

Cumulus Media Holdings, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			176,000	172,040

FelCor Lodging LP company guaranty sr. notes 6 3/4s, 2019(R)			300,000	313,500

FelCor Lodging LP company guaranty sr. notes 5 5/8s, 2023(R)			50,000	48,625

Ford Motor Credit Co., LLC sr. unsec. notes 5s, 2018			385,000	410,573

General Motors Financial Co., Inc. 144A sr. unsec. notes 4 1/4s, 2023			70,000	65,188

Gray Television, Inc. company guaranty sr. unsec. notes 7 1/2s, 2020			125,000	127,500

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)		CAD	260,000	255,478

Grupo Televisa, S.A.B sr. unsec. notes 6s, 2018 (Mexico)			$226,000	255,466

Hanesbrands, Inc. company guaranty sr. unsec. notes 6 3/8s, 2020			175,000	186,594

Igloo Holdings Corp. 144A sr. unsec. unsub. notes 8 1/4s, 2017(PIK)			100,000	102,000

Interactive Data Corp. company guaranty sr. unsec. notes 10 1/4s, 2018			208,000	230,360

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021			105,000	100,275

Isle of Capri Casinos, Inc. company guaranty sr. unsec. sub. notes 8 7/8s, 2020			130,000	135,850

Isle of Capri Casinos, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2019			356,000	374,690

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s, 2016 (Denmark)		EUR	271,000	358,744

Jeld-Wen Escrow Corp. 144A sr. notes 12 1/4s, 2017			$310,000	353,400

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)			75,000	77,063

K Hovnanian Enterprises, Inc. 144A company guaranty notes 9 1/8s, 2020			50,000	54,750

K Hovnanian Enterprises, Inc. 144A sr. notes 7 1/4s, 2020			115,000	124,200

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			300,000	325,500

L Brands, Inc. sr. notes 5 5/8s, 2022			85,000	86,063

Lamar Media Corp. company guaranty sr. sub. notes 5 7/8s, 2022			55,000	56,513

Lear Corp. 144A company guaranty sr. unsec. notes 4 3/4s, 2023			200,000	190,000

Lender Processing Services, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2023			200,000	212,500

Lennar Corp. 144A company guaranty sr. unsec. notes 5s, 2022			70,000	66,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5.9s, 2016			83,000	94,521

Mashantucket Western Pequot Tribe 144A bonds Ser. A, 8 1/2s, 2015 (In default)(NON)			340,000	20,400

Masonite International Corp., 144A company guaranty sr. notes 8 1/4s, 2021 (Canada)			123,000	132,533

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)			145,000	142,100

MGM Resorts International company guaranty sr. unsec. notes 7 5/8s, 2017			335,000	365,988

MGM Resorts International company guaranty sr. unsec. notes 6 7/8s, 2016			65,000	69,550

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020			120,000	124,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 7 3/4s, 2022			110,000	119,075

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021			40,000	41,200

MTR Gaming Group, Inc. company guaranty notes 11 1/2s, 2019(PIK)			525,213	548,848

Navistar International Corp. sr. notes 8 1/4s, 2021			280,000	275,100

Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s, 2019			290,000	295,800

New Academy Finance Co., LLC/New Academy Finance Corp. 144A sr. unsec. notes 8s, 2018(PIK)			40,000	40,800

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			85,000	87,550

Nielsen Finance, LLC/Nielsen Finance Co. company guaranty sr. unsec. notes 7 3/4s, 2018			27,000	29,025

Nielsen Finance, LLC/Nielsen Finance Co. 144A sr. unsec. notes 4 1/2s, 2020			94,000	88,830

Nortek, Inc. company guaranty sr. unsec. notes 10s, 2018			290,000	314,650

Nortek, Inc. company guaranty sr. unsec. notes 8 1/2s, 2021			113,000	120,910

Owens Corning company guaranty sr. unsec. notes 9s, 2019			92,000	113,160

Penn National Gaming, Inc. sr. unsec. sub. notes 8 3/4s, 2019			50,000	54,750

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022			160,000	163,200

PETCO Animal Supplies, Inc. 144A company guaranty sr. notes 9 1/4s, 2018			100,000	107,500

Petco Holdings, Inc. 144A sr. unsec. notes 8 1/2s, 2017(PIK)			70,000	70,700

Realogy Corp. 144A company guaranty sr. notes 7 7/8s, 2019			50,000	52,750

Regal Entertainment Group sr. unsec. notes 5 3/4s, 2023			75,000	72,000

Rent-A-Center, Inc. 144A sr. unsec. notes 4 3/4s, 2021			75,000	70,313

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019			51,000	55,080

RSI Home Products, Inc. 144A company guaranty notes 6 7/8s, 2018			135,000	136,688

Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s, 2016			152,000	162,640

Sabre, Inc. 144A sr. notes 8 1/2s, 2019			324,000	345,060

Schaeffler Finance BV 144A company guaranty sr. notes 8 3/4s, 2019 (Netherlands)		EUR	310,000	447,898

Sinclair Television Group, Inc. company guaranty sr. unsec. notes 5 3/8s, 2021			$70,000	67,200

Sinclair Television Group, Inc. sr. unsec. notes 6 1/8s, 2022			70,000	70,000

Sirius XM Radio, Inc. 144A sr. unsec. notes 5 1/4s, 2022			20,000	19,400

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021			130,000	125,450

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 5/8s, 2022			10,000	10,600

Spectrum Brands Escrow Corp. 144A sr. unsec. notes 6 3/8s, 2020			10,000	10,525

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2020			110,000	115,913

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021			35,000	33,863

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021			70,000	66,500

Tempur-Pedic International, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2020			42,000	44,310

Travelport, LLC company guaranty sr. unsec. sub. notes 11 7/8s, 2016			247,000	229,710

Travelport, LLC/Travelport Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 13 7/8s, 2016(PIK)			152,425	155,855

TRW Automotive, Inc. 144A company guaranty sr. notes 7 1/4s, 2017			350,000	396,375

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021			50,000	49,875

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021			99,000	105,188

Univision Communications, Inc. 144A sr. notes 6 7/8s, 2019			200,000	210,000

XM Satellite Radio, Inc. 144A company guaranty sr. unsec. notes 7 5/8s, 2018			356,000	388,040

YCC Holdings, LLC/Yankee Finance, Inc. sr. unsec. notes 10 1/4s, 2016(PIK)			135,000	138,713

Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016			350,000	369,688

				17,178,597
Consumer staples (1.7%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes 9 3/4s, 2015		BRL	1,400,000	632,907

Avis Budget Car Rental, LLC company guaranty sr. unsec. unsub. notes 8 1/4s, 2019			$50,000	54,375

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. 144A sr. unsec. notes 5 1/2s, 2023			75,000	72,375

B&G Foods, Inc. company guaranty sr. unsec. notes 4 5/8s, 2021			100,000	95,500

Burger King Corp. company guaranty sr. unsec. notes 9 7/8s, 2018			184,000	205,160

Claire's Stores, Inc. company guaranty sr. notes 8 7/8s, 2019			199,000	208,950

Claire's Stores, Inc. 144A company guaranty sr. notes 6 1/8s, 2020			50,000	48,875

Claire's Stores, Inc. 144A sr. notes 9s, 2019			230,000	253,000

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023			50,000	46,875

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			111,000	126,124

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022			90,000	96,525

Corrections Corp. of America 144A sr. unsec. notes 4 5/8s, 2023(R)			50,000	49,000

Corrections Corp. of America 144A sr. unsec. notes 4 1/8s, 2020(R)			40,000	39,100

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			118,000	128,325

DineEquity, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			115,000	127,650

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021			165,000	176,550

Enterprise Inns PLC sr. unsub. mtge. notes 6 1/2s, 2018 (United Kingdom)		GBP	152,000	226,750

ESAL GmbH 144A company guaranty sr. unsec. notes 6 1/4s, 2023 (Brazil)			$200,000	182,098

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020			225,000	215,156

Hertz Corp. (The) company guaranty sr. unsec. notes 7 1/2s, 2018			65,000	69,713

Hertz Corp. (The) company guaranty sr. unsec. notes 6 1/4s, 2022			30,000	31,313

Hertz Corp. (The) company guaranty sr. unsec. notes 5 7/8s, 2020			75,000	77,250

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s, 2015 (Netherlands)		EUR	156,000	211,866

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)			$67,000	70,183

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 7 1/4s, 2021 (Brazil)			350,000	352,625

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018			105,000	108,675

Landry's Inc. 144A sr. unsec. notes 9 3/8s, 2020			50,000	52,375

Libbey Glass, Inc. company guaranty sr. notes 6 7/8s, 2020			179,000	187,503

Post Holdings, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			90,000	96,300

Prestige Brands, Inc. company guaranty sr. unsec. notes 8 1/4s, 2018			215,000	228,975

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2021			235,000	229,125

Rite Aid Corp. company guaranty sr. unsec. unsub. notes 9 1/4s, 2020			235,000	259,381

Rite Aid Corp. company guaranty sr. unsub. notes 8s, 2020			55,000	60,913

Smithfield Foods, Inc. sr. unsec. unsub. notes 6 5/8s, 2022			145,000	155,150

Spectrum Brands Holdings, Inc. company guaranty sr. notes 9 1/2s, 2018			385,000	421,575

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022			144,000	155,880

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 9 1/4s, 2019			421,000	464,153

Wells Enterprises, Inc. 144A sr. notes 6 3/4s, 2020			72,000	75,420

				6,293,670
Energy (6.8%)

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			135,000	137,025

Access Midstream Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023			277,000	256,918

Access Midstream Partners, LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022			145,000	146,813

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021			130,000	103,675

Alpha Natural Resources, Inc. company guaranty sr. unsec. notes 6s, 2019			136,000	109,140

Anadarko Petroleum Corp. sr. notes 5.95s, 2016			283,000	317,996

Athlon Holdings LP/Athlon Finance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2021			207,000	205,965

Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp. 144A company guaranty sr. notes 6 5/8s, 2020			60,000	60,150

Atwood Oceanics, Inc. sr. unsec. unsub. notes 6 1/2s, 2020			50,000	51,875

Aurora USA Oil & Gas Inc., 144A sr. notes 9 7/8s, 2017			155,000	163,138

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. notes 8 5/8s, 2018			296,000	316,720

Chaparral Energy, Inc. company guaranty sr. unsec. notes 9 7/8s, 2020			140,000	155,400

Chesapeake Energy Corp. company guaranty sr. unsec. bonds 6 1/4s, 2017		EUR	50,000	67,808

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			$440,000	486,200

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5 3/4s, 2023			50,000	50,625

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022			225,000	239,625

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			110,000	108,900

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022			88,000	87,120

Connacher Oil and Gas, Ltd. 144A notes 8 3/4s, 2018 (Canada)		CAD	225,000	120,876

Connacher Oil and Gas, Ltd. 144A notes 8 1/2s, 2019 (Canada)			$90,000	51,300

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020			125,000	130,938

CONSOL Energy, Inc. company guaranty sr. unsec. notes 8s, 2017			710,000	747,275

Continental Resources, Inc. company guaranty sr. unsec. notes 5s, 2022			345,000	351,038

Continental Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2023			75,000	72,938

Continental Resources, Inc./OK company guaranty sr. unsec. unsub. notes 7 1/8s, 2021			81,000	89,100

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 8 7/8s, 2018			365,000	386,900

Crosstex Energy LP/Crosstex Energy Finance Corp. company guaranty sr. unsec. notes 7 1/8s, 2022			65,000	66,138

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 7 1/8s, 2021			100,000	98,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 8 1/4s, 2020			118,000	127,440

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021			31,000	32,318

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018			378,000	353,430

Ferrellgas LP/Ferrellgas Finance Corp. sr. unsec. notes 6 1/2s, 2021			98,000	98,245

Forbes Energy Services Ltd. company guaranty sr. unsec. notes 9s, 2019			150,000	147,750

FTS International Services, LLC/FTS International Bonds, Inc. 144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018			116,000	120,350

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9 1/4s, 2019 (Russia)			2,055,000	2,505,682

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 8.146s, 2018 (Russia)			176,000	204,060

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			230,000	243,708

Goodrich Petroleum Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2019			195,000	192,075

Gulfport Energy Corp. 144A company guaranty sr. unsec. notes 7 3/4s, 2020			310,000	313,875

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021			433,000	420,010

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			15,000	15,938

Hercules Offshore, Inc. 144A sr. unsec. notes 8 3/4s, 2021			75,000	75,000

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. notes 7 1/4s, 2020			105,000	108,150

Key Energy Services, Inc. company guaranty unsec. unsub. notes 6 3/4s, 2021			121,000	116,160

Kodiak Oil & Gas Corp. company guaranty sr. unsec. unsub. notes 8 1/8s, 2019			55,000	59,675

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022			65,000	68,250

Laredo Petroleum, Inc. company guaranty sr. unsec. unsub. notes 9 1/2s, 2019			188,000	206,800

Linn Energy LLC/Linn Energy Finance Corp. 144A company guaranty sr. unsec. notes 6 1/4s, 2019			265,000	252,413

Lone Pine Resources Canada, Ltd. company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)			80,000	57,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2021 (Canada)			242,000	239,883

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023 (Canada)			108,000	104,760

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)			225,000	163,125

National JSC Naftogaz of Ukraine govt. guaranty unsec. notes 9 1/2s, 2014 (Ukraine)			275,000	272,297

Northern Oil and Gas, Inc. company guaranty sr. unsec. notes 8s, 2020			240,000	242,400

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6 7/8s, 2023			110,000	114,400

Offshore Group Investment, Ltd. company guaranty sr. notes 7 1/2s, 2019 (Cayman Islands)			200,000	208,191

Offshore Group Investment, Ltd. 144A company guaranty sr. notes 7 1/8s, 2023 (Cayman Islands)			150,000	147,375

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			234,000	259,740

Peabody Energy Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			19,000	19,048

Pertamina Persero PT 144A sr. unsec. notes 4 7/8s, 2022 (Indonesia)			925,000	885,688

PetroBakken Energy, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)			317,000	301,150

Petrobras International Finance Co. company guaranty sr. unsec. notes 7 7/8s, 2019 (Brazil)			440,000	506,365

Petrobras International Finance Co. company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			625,000	627,934

Petroleos de Venezuela SA company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			500,000	500,000

Petroleos de Venezuela SA company guaranty sr. unsec. notes 5 1/4s, 2017 (Venezuela)			1,300,000	1,056,016

Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014 (Venezuela)			620,000	582,453

Petroleos de Venezuela SA sr. unsec. sub. bonds 5s, 2015 (Venezuela)			1,120,000	985,130

Petroleos de Venezuela SA 144A company guaranty sr. notes 8 1/2s, 2017 (Venezuela)			1,380,000	1,264,425

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 12 3/4s, 2022 (Venezuela)			190,000	190,950

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8s, 2013 (Venezuela)			225,000	225,000

Petroleos Mexicanos company guaranty unsec. unsub. notes 8s, 2019 (Mexico)			1,855,000	2,244,550

Plains Exploration & Production Co. company guaranty sr. unsec. notes 6 5/8s, 2021			140,000	148,212

Range Resources Corp. company guaranty sr. sub. notes 6 3/4s, 2020			150,000	160,875

Range Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2022			75,000	73,313

Rosetta Resources, Inc. company guaranty sr. unsec. notes 9 1/2s, 2018			124,000	133,920

Rosetta Resources, Inc. company guaranty sr. unsec. unsub. notes 5 5/8s, 2021			60,000	58,575

Sabine Pass LNG LP 144A sr. notes 6 1/2s, 2020			75,000	75,750

Samson Investment Co. 144A sr. unsec. notes 10s, 2020			415,000	437,306

SandRidge Energy, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2021			124,000	118,420

Seven Generations Energy Ltd. 144A sr. unsec. notes 8 1/4s, 2020 (Canada)			65,000	64,675

Shelf Drilling Holdings Ltd. 144A sr. notes 8 5/8s, 2018			165,000	171,600

SM Energy Co. sr. unsec. notes 6 5/8s, 2019			85,000	89,038

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023			105,000	110,250

Suburban Propane Partners LP/Suburban Energy Finance Corp. sr. unsec. notes 7 3/8s, 2021			130,000	135,200

Unit Corp. company guaranty sr. sub. notes 6 5/8s, 2021			170,000	173,825

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			480,000	492,000

				24,482,364
Financials (3.3%)

ACE Cash Express, Inc. 144A sr. notes 11s, 2019			94,000	90,240

Air Lease Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2020			90,000	87,075

Air Lease Corp. sr. unsec. notes 6 1/8s, 2017			165,000	170,775

Ally Financial, Inc. company guaranty sr. notes 6 1/4s, 2017			140,000	149,768

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.3s, 2015			65,000	70,038

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020			565,000	651,163

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2023 (Brazil)			150,000	144,750

Banco do Brasil SA 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			790,000	772,303

Boparan Holdings, Ltd. 144A company guaranty sr. unsec. unsub. notes 9 7/8s, 2018 (United Kingdom)		GBP	150,000	245,823

CB Richard Ellis Services, Inc. company guaranty sr. unsec. notes 6 5/8s, 2020			$56,000	59,080

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023			82,000	77,695

CIT Group, Inc. sr. unsec. notes 5s, 2022			395,000	392,038

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020			135,000	138,206

CIT Group, Inc. 144A company guaranty notes 6 5/8s, 2018			205,000	221,400

CIT Group, Inc. 144A company guaranty notes 5 1/2s, 2019			165,000	170,363

Community Choice Financial, Inc. company guaranty sr. notes 10 3/4s, 2019			170,000	162,775

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019			344,000	349,160

Hub International Ltd. 144A company guaranty sr. notes 8 1/8s, 2018			32,000	33,360

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 8s, 2018			385,000	404,250

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			51,000	52,530

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022			200,000	198,500

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			76,000	77,140

International Lease Finance Corp. sr. unsec. unsub. notes 4 5/8s, 2021			70,000	64,400

International Lease Finance Corp. sr. unsec. unsub. notes 3 7/8s, 2018			180,000	169,200

iStar Financial, Inc. sr. unsec. notes 7 1/8s, 2018(R)			115,000	119,313

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			75,000	79,500

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022(R)			110,000	115,500

National Money Mart Co. company guaranty sr. unsec. unsub. notes 10 3/8s, 2016 (Canada)			75,000	79,500

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 9 5/8s, 2019			90,000	100,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. notes 7 7/8s, 2020			80,000	84,800

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021			213,000	204,480

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/2s, 2020			210,000	208,950

Nuveen Investments, Inc. 144A sr. unsec. notes 9 1/8s, 2017			190,000	190,475

Onex USI Acquisition Corp. 144A sr. unsec. notes 7 3/4s, 2021			214,000	211,325

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016			100,000	111,250

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019			130,000	137,638

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021			201,000	200,498

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. notes 5.298s, 2017 (Russia)			2,750,000	2,802,766

Sberbank of Russia Via SB Capital SA 144A sr. notes 6 1/8s, 2022 (Russia)			325,000	337,216

Sberbank of Russia Via SB Capital SA 144A sr. notes 4.95s, 2017 (Russia)			500,000	517,250

Springleaf Finance Corp. 144A sr. unsec. notes 6s, 2020			85,000	76,075

State Bank of India/London 144A sr. unsec. notes 4 1/2s, 2015 (India)			155,000	161,919

Ukreximbank Via Biz Finance PLC sr. unsec. unsub. bonds 8 3/8s, 2015 (United Kingdom)			200,000	193,572

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			979,000	1,037,740

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			113,000	120,345

				12,042,944
Health care (2.2%)

Acadia Healthcare Co., Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2021			100,000	100,000

AmSurg Corp. company guaranty sr. unsec. unsub. notes 5 5/8s, 2020			134,000	134,000

Aviv Healthcare Properties LP company guaranty sr. unsec. notes 7 3/4s, 2019			139,000	148,383

Biomet, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2020			220,000	226,738

Capella Healthcare, Inc. company guaranty sr. unsec. notes 9 1/4s, 2017			160,000	169,600

Capsugel FinanceCo SCA 144A company guaranty sr. unsec. notes 9 7/8s, 2019		EUR	220,000	316,548

Envision Healthcare Holdings, Inc. 144A sr. unsec. notes 9 1/4s, 2017(PIK)			$205,000	207,563

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2018			160,000	162,400

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8s, 2019			80,000	85,100

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	100,000	137,207

ConvaTec Healthcare E SA 144A sr. unsec. notes 10 1/2s, 2018 (Luxembourg)			$428,000	467,590

Emergency Medical Services Corp. company guaranty sr. unsec. notes 8 1/8s, 2019			220,000	233,750

Endo Health Solutions, Inc. company guaranty sr. unsec. notes 7s, 2019			130,000	131,300

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			165,000	171,600

HCA, Inc. sr. notes 6 1/2s, 2020			825,000	893,062

HCA, Inc. sr. unsec. notes 7 1/2s, 2022			55,000	60,775

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			325,000	337,593

IASIS Healthcare, LLC/IASIS Capital Corp. company guaranty sr. unsec. notes 8 3/8s, 2019			166,000	167,556

IMS Health, Inc. 144A sr. unsec. notes 6s, 2020			88,000	89,540

Jaguar Holding Co. I 144A sr. unsec. notes 9 3/8s, 2017(PIK)			85,000	88,825

Jaguar Holding Co.II/ Jaguar Merger Sub, Inc. 144A sr. unsec. notes 9 1/2s, 2019			145,000	160,225

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty notes 10 1/2s, 2018			193,000	206,993

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sr. unsec. notes 12 1/2s, 2019			128,000	132,000

Multiplan, Inc. 144A company guaranty sr. notes 9 7/8s, 2018			205,000	222,938

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022(R)			85,000	90,525

Priory Group No. 3 PLC 144A company guaranty sr. notes 7s, 2018 (United Kingdom)		GBP	341,000	524,675

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)		EUR	$120,000	156,110

Service Corp. International/US 144A sr. unsec. notes 5 3/8s, 2022			75,000	74,813

Service Corp. International/US sr. notes 7s, 2019			80,000	84,600

Sky Growth Acquisition Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2020			262,000	268,550

Stewart Enterprises, Inc. company guaranty sr. unsec. notes 6 1/2s, 2019			185,000	196,100

Surgical Care Affiliates, Inc. 144A sr. sub. notes 10s, 2017			310,000	319,300

Surgical Care Affiliates, Inc. 144A sr. unsec. notes 8 7/8s, 2015			120,841	120,841

Teleflex, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2019			160,000	168,800

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			200,000	210,500

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 1/2s, 2021			50,000	46,625

Tenet Healthcare Corp. 144A company guaranty sr. notes 4 3/8s, 2021			155,000	142,213

Valeant Pharmaceuticals International 144A company guaranty sr. notes 7s, 2020			30,000	30,600

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 7/8s, 2018			75,000	76,875

Valeant Pharmaceuticals International 144A company guaranty sr. unsec. notes 6 3/8s, 2020			30,000	29,625

Valeant Pharmaceuticals International 144A sr. notes 6 3/4s, 2017			30,000	31,050

VPII Escrow Corp. 144A sr. unsec. notes 6 3/4s, 2018 (Canada)			220,000	225,500

				7,848,588
Technology (1.0%)

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021			107,000	81,053

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019			291,000	262,628

Ceridian Corp. company guaranty sr. unsec. notes 12 1/4s, 2015(PIK)			23,000	23,288

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015			283,000	286,891

Ceridian Corp. 144A sr. notes 8 7/8s, 2019			39,000	43,290

Ceridian Corp. 144A sr. unsec. notes 11s, 2021			16,000	17,600

Epicor Software Corp. company guaranty sr. unsec. notes 8 5/8s, 2019			80,000	82,000

First Data Corp. company guaranty sr. unsec. notes 12 5/8s, 2021			412,000	435,690

First Data Corp. 144A company guaranty notes 8 1/4s, 2021			231,000	235,620

First Data Corp. 144A company guaranty sr. notes 8 7/8s, 2020			75,000	81,750

First Data Corp. 144A company guaranty sr. notes 7 3/8s, 2019			105,000	107,888

First Data Corp. 144A company guaranty sr. unsec. notes 11 1/4s, 2021			135,000	134,663

First Data Corp. 144A company guaranty sr. unsec. sub. notes 11 3/4s, 2021			140,000	126,000

Freescale Semiconductor, Inc. company guaranty sr. unsec. notes 10 3/4s, 2020			43,000	47,300

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 10 1/8s, 2018			123,000	133,455

Infor US, Inc. company guaranty sr. unsec. notes 9 3/8s, 2019			55,000	59,606

Iron Mountain, Inc. company guaranty sr. unsec. sub. notes 8s, 2020			470,000	488,800

Softbank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			200,000	192,208

SunGard Data Systems, Inc. 144A company guaranty sr. sub. notes 6 5/8s, 2019			115,000	115,575

SunGard Data Systems, Inc. 144A sr. unsec. notes 7 5/8s, 2020			149,000	157,940

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019			188,000	200,690

Techem Energy Metering Service GmbH 144A sr. sub. bonds 7 7/8s, 2020 (Germany)		EUR	200,000	275,137

				3,589,072
Transportation (0.4%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	528,000	570,175

Air Medical Group Holdings, Inc. company guaranty sr. notes 9 1/4s, 2018			$178,000	191,795

Swift Services Holdings, Inc. company guaranty sr. notes 10s, 2018			385,000	425,425

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023			145,000	144,275

				1,331,670
Utilities and power (1.6%)

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017			475,000	534,375

AES Corp. (VA) sr. unsec. unsub. notes 7 3/8s, 2021			135,000	148,163

AES Corp. (VA) sr. unsec. unsub. notes 4 7/8s, 2023			70,000	65,275

Calpine Corp. 144A company guaranty sr. notes 7 7/8s, 2020			149,000	161,665

Calpine Corp. 144A sr. notes 7 1/4s, 2017			383,000	399,278

Dynegy Holdings Escrow, LLC escrow bonds 7 3/4s, 2019			401,000	501

El Paso Natural Gas Co. debs. 8 5/8s, 2022			247,000	317,959

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. sr. notes 10s, 2020			296,000	324,120

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 12 1/4s, 2022			95,000	104,975

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A sr. notes 10s, 2020			595,000	650,037

Energy Transfer Equity LP company guaranty sr. unsec. notes 7 1/2s, 2020			300,000	327,750

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. notes 6 7/8s, 2019			75,000	80,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022			50,000	53,500

EP Energy/EP Energy Finance, Inc. sr. unsec. notes 9 3/8s, 2020			295,000	332,613

EPE Holdings, LLC/EP Energy Bond Co., Inc. 144A sr. unsec. notes 8 1/8s, 2017(PIK)			109,504	112,242

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			65,000	60,392

GenOn Energy, Inc. sr. unsec. notes 9 7/8s, 2020			278,000	305,800

GenOn Energy, Inc. sr. unsec. notes 9 1/2s, 2018			45,000	49,950

Majapahit Holding BV 144A company guaranty sr. unsec. notes 7 3/4s, 2020 (Indonesia)			785,000	858,232

NRG Energy, Inc. company guaranty sr. unsec. notes 7 7/8s, 2021			595,000	635,162

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020			110,000	128,879

Regency Energy Partners company guaranty sr. unsec. unsub. notes 5 1/2s, 2023			120,000	118,200

Regency Energy Partners 144A company guaranty sr. unsec. notes 4 1/2s, 2023			100,000	90,500

Texas Competitive/Texas Competitive Electric Holdings Co., LLC 144A company guaranty sr. notes 11 1/2s, 2020			90,000	67,275

				5,927,093

Total corporate bonds and notes (cost $107,616,953)				$108,919,874

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.2%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)			$1,520,000	$1,159,000

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013 (Argentina)			197,000	200,940

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015 (Argentina)			5,149,000	4,461,608

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4 7/8s, 2021 (Brazil)			770,000	820,604

Brazil (Federal Republic of) unsec. notes 10s, 2017 (Brazil)		BRL	1,500	689,350

Brazil (Federal Republic of) unsub. notes 10s, 2014 (Brazil)		BRL	990	466,601

Chile (Republic of) notes 5 1/2s, 2020 (Chile)		CLP	170,000,000	354,576

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s, 2017 (Croatia)			$225,000	234,720

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021 (Croatia)			265,000	277,256

Export-Import Bank of Korea 144A sr. unsec. unsub. notes 5.1s, 2013 (India)		INR	22,600,000	377,851

Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017 (Ghana)			$690,000	723,016

Hungary (Government of) sr. unsec. unsub. notes 4 1/8s, 2018 (Hungary)			390,000	380,092

Indonesia (Republic of) 144A sr. unsec. notes 3 3/8s, 2023 (Indonesia)			760,000	657,065

International Bank for Reconstruction & Development sr. disc. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014 (Supra-Nation)		RUB	9,750,000	292,462

Ireland (Republic of) unsec. bonds 5 1/2s, 2017 (Ireland)		EUR	1,523,000	2,189,236

Poland (Government of) sr. unsec. bonds 5s, 2022 (Poland)			$365,000	392,375

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017 (Portugal)		EUR	443,000	554,984

Russia (Federation of) 144A sr. unsec. notes 4 1/2s, 2022 (Russia)			$200,000	204,274

Russia (Federation of) 144A sr. unsec. unsub. bonds 7 1/2s, 2030 (Russia)			1,817,800	2,129,097

Russia (Federation of) 144A unsec. notes 3 1/4s, 2017 (Russia)			2,600,000	2,671,110

Serbia (Republic of) 144A sr. unsec. bonds 4 7/8s, 2020 (Serbia)			200,000	187,194

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017 (Spain)		EUR	443,000	621,693

Sri Lanka (Republic of) 144A notes 7.4s, 2015 (Sri Lanka)			$200,000	209,788

Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017 (Turkey)			1,205,000	1,405,500

Ukraine (Government of ) Financing of Infrastructural Projects State Enterprise 144A govt. guaranty notes 8 3/8s, 2017 (Ukraine)			175,000	161,000

Ukraine (Government of) 144A sr. unsec. bonds 7.95s, 2014 (Ukraine)			300,000	296,997

Ukraine (Government of) 144A sr. unsec. notes 9 1/4s, 2017 (Ukraine)			1,725,000	1,716,997

Ukraine (Government of) 144A sr. unsec. notes 7.8s, 2022 (Ukraine)			250,000	222,500

United Mexican States unsec. bonds Ser. M20, 10s, 2024 (Mexico)		MXN	26,895,000	2,754,996

United Mexican States unsec. bonds 6 1/2s, 2022 (Mexico)		MXN	38,102,000	3,071,961

Venezuela (Republic of) unsec. notes 10 3/4s, 2013 (Venezuela)			$1,985,000	1,986,648

Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018 (Venezuela)			1,285,000	1,344,046

Total foreign government and agency bonds and notes (cost $34,447,435)				$33,215,537

SENIOR LOANS (1.2%)(a)(c)
			Principal amount	Value

Air Medical Group Holdings, Inc. bank term loan FRN 7 5/8s, 2018(PIK)			$205,000	$200,900

Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018			139,650	139,825

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B2, 4 1/4s, 2017			24,089	24,089

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.443s, 2018			900,450	794,197

CCM Merger, Inc. bank term loan FRN Ser. B, 5s, 2017			220,046	219,221

Chesapeake Energy Corp. bank term loan FRN Ser. B, 5 3/4s, 2017			230,000	232,332

Clear Channel Communications, Inc. bank term loan FRN Ser. D, 6.944s, 2019			423,000	384,798

Emergency Medical Services Corp. bank term loan FRN Ser. B, 4s, 2018			149,078	148,572

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			194,909	187,530

Golden Nugget, Inc. bank term loan FRN Ser. B, 3.2s, 2014(PIK)			101,321	98,231

Golden Nugget, Inc. bank term loan FRN Ser. DD, 3.2s, 2014(PIK)			57,673	55,914

H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020			150,000	149,831

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017(R)			114,075	115,501

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017			51,606	51,778

Neiman Marcus Group, Inc. (The) bank term loan FRN 4s, 2018			160,000	159,250

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			88,200	86,216

Springleaf Financial Funding Co. bank term loan FRN Ser. B, 5 1/2s, 2017			67,835	67,857

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.72s, 2017			640,516	447,240

Travelport, LLC bank term loan FRN 9 1/2s, 2016			264,360	270,142

Travelport, LLC bank term loan FRN 8 3/8s, 2016(PIK)			50,507	50,128

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020			135,000	135,458

Univision Communications, Inc. bank term loan FRN Ser. C1, 4 1/2s, 2020			97,579	96,603

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. E, 4 1/2s, 2020			135,000	134,687

West Corp. bank term loan FRN Ser. B8, 3 3/4s, 2018			54,881	54,799

Total senior loans (cost $4,509,922)				$4,305,099

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			8,156	$394,037

United Technologies Corp. $3.75 cv. pfd.			2,100	124,656

Total convertible preferred stocks (cost $487,602)				$518,693

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A 7.00% cum. pfd.			353	$335,515

M/I Homes, Inc. $2.438 pfd.			4,100	104,550

Total preferred stocks (cost $302,913)				$440,065

COMMON STOCKS (0.1%)(a)
			Shares	Value

Tribune Co.(NON)			3,337	$189,875

Tribune Co. Class 1C(F)			291,353	72,838

Trump Entertainment Resorts, Inc.(NON)			94	188

Total common stocks (cost $162,984)				$262,901

CONVERTIBLE BONDS AND NOTES (0.0%)(a)
			Principal amount	Value

iStar Financial, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)			$100,000	$118,625

Total convertible bonds and notes (cost $109,646)				$118,625

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46..86	20	$1,600

Total warrants (cost $60)				$1,600

SHORT-TERM INVESTMENTS (10.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.03%(AFF)			16,014,108	$16,014,108

SSgA Prime Money Market Fund 0.03%(P)			7,110,000	7,110,000

U.S. Treasury Bills zero %, August 22, 2013(i)			$605,000	605,000

U.S. Treasury Bills with effective yields ranging from 0.12% to 0.13%, May 29, 2014(SEGSF)			2590000	2,587,014

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014(SEGSF)			2,500,000	2,497,892

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEGSF)(SEG)			572,000	571,586

U.S. Treasury Bills with effective yields ranging from 0.14% to 0.15%, February 6, 2014(SEGSF)(SEG)			1,662,000	1,661,162

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014(SEGSF)(SEG)			842,000	841,720

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013(SEGSF)(SEG)			1,211,000	1,210,642

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.13%, October 17, 2013(SEG)(SEGSF)(SEGCCS)			3,789,000	3,788,401

Total short-term investments (cost $36,885,311)				$36,887,525

TOTAL INVESTMENTS

Total investments (cost $477,256,232)(b)				$481,341,547

FORWARD CURRENCY CONTRACTS at 6/30/13 (aggregate face value $203,404,883) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	9/18/13	$8,361	$8,359	$2
	British Pound	Sell	9/18/13	8,361	8,430	69
	Canadian Dollar	Buy	7/17/13	2,477,015	2,529,039	(52,024)
	Canadian Dollar	Sell	7/17/13	2,477,015	2,549,769	72,754
	Chilean Peso	Buy	7/17/13	1,058,720	1,123,333	(64,613)
	Chilean Peso	Sell	7/17/13	1,058,720	1,079,057	20,337
	Euro	Buy	9/18/13	101,693	102,266	(573)
	Euro	Sell	9/18/13	101,693	101,588	(105)
	Japanese Yen	Sell	8/22/13	814,068	877,355	63,287
	Peruvian New Sol	Buy	7/17/13	1,299,907	1,397,510	(97,603)
	Peruvian New Sol	Sell	7/17/13	1,299,907	1,363,928	64,021
	Singapore Dollar	Sell	8/22/13	1,223,934	1,230,090	6,156
	South Korean Won	Buy	8/22/13	807,759	818,060	(10,301)
	South Korean Won	Sell	8/22/13	807,759	809,484	1,725
	Swiss Franc	Buy	9/18/13	420,282	431,376	(11,094)
	Swiss Franc	Sell	9/18/13	420,282	419,478	(804)
Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	5,482	188,947	(183,465)
	Brazilian Real	Sell	7/17/13	655,085	615,911	(39,174)
	British Pound	Sell	9/18/13	649,418	659,323	9,905
	Canadian Dollar	Sell	7/17/13	3,061,101	3,136,227	75,126
	Chilean Peso	Buy	7/17/13	1,588,481	1,667,115	(78,634)
	Chilean Peso	Sell	7/17/13	1,588,481	1,627,629	39,148
	Euro	Sell	9/18/13	2,189,339	2,220,515	31,176
	Indonesian Rupiah	Sell	8/22/13	268,731	238,424	(30,307)
	Japanese Yen	Sell	8/22/13	82,468	74,323	(8,145)
	Malaysian Ringgit	Buy	8/22/13	1,205,706	1,276,773	(71,067)
	Malaysian Ringgit	Sell	8/22/13	1,205,706	1,236,293	30,587
	Mexican Peso	Sell	7/17/13	1,039,242	1,053,879	14,637
	New Taiwan Dollar	Buy	8/22/13	276,453	279,819	(3,366)
	New Taiwan Dollar	Sell	8/22/13	276,453	278,243	1,790
	Norwegian Krone	Buy	9/18/13	898,608	898,478	130
	Norwegian Krone	Sell	9/18/13	856,317	904,470	48,154
	Polish Zloty	Sell	9/18/13	79,943	79,144	(799)
	Russian Ruble	Buy	9/18/13	147,008	150,693	(3,685)
	Russian Ruble	Sell	9/18/13	147,008	149,540	2,532
	Singapore Dollar	Sell	8/22/13	2,038,207	2,042,226	4,019
	Swedish Krona	Buy	9/18/13	1,371,234	1,401,848	(30,614)
	Swedish Krona	Sell	9/18/13	1,371,234	1,399,398	28,164
	Swiss Franc	Buy	9/18/13	438,822	437,173	1,649
Citibank, N.A.
	Australian Dollar	Buy	7/17/13	539,173	786,358	(247,185)
	Brazilian Real	Sell	7/17/13	548,651	519,124	(29,527)
	British Pound	Sell	9/18/13	2,356,423	2,373,826	17,403
	Canadian Dollar	Buy	7/17/13	870,472	917,138	(46,666)
	Euro	Buy	9/18/13	533,077	533,976	(899)
	Japanese Yen	Sell	8/22/13	1,179,045	1,284,032	104,987
	Mexican Peso	Buy	7/17/13	545,020	545,953	(933)
	Mexican Peso	Sell	7/17/13	545,020	546,463	1,443
	South African Rand	Buy	7/17/13	781,051	818,726	(37,675)
	South African Rand	Sell	7/17/13	781,051	826,282	45,231
	Swedish Krona	Buy	9/18/13	30,293	30,968	(675)
	Swedish Krona	Sell	9/18/13	30,293	30,018	(275)
	Swiss Franc	Sell	9/18/13	1,791,521	1,791,860	339
	Thai Baht	Buy	8/22/13	807,269	852,881	(45,612)
	Thai Baht	Sell	8/22/13	807,269	828,404	21,135
	Turkish Lira	Sell	9/18/13	266,106	269,464	3,358
Credit Suisse International
	Australian Dollar	Buy	7/17/13	1,980,560	2,375,756	(395,196)
	Brazilian Real	Buy	7/17/13	1,199,091	1,279,360	(80,269)
	Brazilian Real	Sell	7/17/13	1,199,091	1,246,474	47,383
	British Pound	Sell	9/18/13	1,348,851	1,360,506	11,655
	Canadian Dollar	Buy	7/17/13	4,447,697	4,601,717	(154,020)
	Canadian Dollar	Sell	7/17/13	4,447,697	4,575,758	128,061
	Chilean Peso	Buy	7/17/13	1,324,926	1,394,906	(69,980)
	Chilean Peso	Sell	7/17/13	1,324,926	1,356,228	31,302
	Chinese Yuan	Buy	8/22/13	1,107,152	1,099,429	7,723
	Chinese Yuan	Sell	8/22/13	1,107,152	1,101,864	(5,288)
	Czech Koruna	Sell	9/18/13	525,276	535,226	9,950
	Euro	Buy	9/18/13	1,784,779	1,790,164	(5,385)
	Indonesian Rupiah	Buy	8/22/13	270,804	275,380	(4,576)
	Indonesian Rupiah	Sell	8/22/13	270,804	271,082	278
	Japanese Yen	Sell	8/22/13	1,042,284	1,103,286	61,002
	Mexican Peso	Sell	7/17/13	1,006,849	1,043,510	36,661
	New Taiwan Dollar	Buy	8/22/13	276,449	280,800	(4,351)
	New Taiwan Dollar	Sell	8/22/13	276,449	278,240	1,791
	Norwegian Krone	Buy	9/18/13	142,372	206,375	(64,003)
	Philippine Peso	Buy	8/22/13	539,778	567,961	(28,183)
	Philippine Peso	Sell	8/22/13	539,778	551,403	11,625
	Polish Zloty	Buy	9/18/13	902,408	931,130	(28,722)
	Polish Zloty	Sell	9/18/13	902,408	927,490	25,082
	Russian Ruble	Buy	9/18/13	65,460	67,093	(1,633)
	Russian Ruble	Sell	9/18/13	65,460	66,577	1,117
	South African Rand	Buy	7/17/13	1,046,256	1,075,821	(29,565)
	South African Rand	Sell	7/17/13	1,046,256	1,086,056	39,800
	Swedish Krona	Sell	9/18/13	984,065	1,022,791	38,726
	Swiss Franc	Sell	9/18/13	1,791,522	1,808,492	16,970
	Turkish Lira	Sell	9/18/13	266,055	269,566	3,511
Deutsche Bank AG
	Australian Dollar	Buy	7/17/13	1,171,344	1,323,916	(152,572)
	Australian Dollar	Sell	7/17/13	1,171,344	1,225,476	54,132
	Brazilian Real	Buy	7/17/13	777,106	839,610	(62,504)
	Brazilian Real	Sell	7/17/13	777,106	807,704	30,598
	British Pound	Sell	9/18/13	933,691	941,698	8,007
	Canadian Dollar	Buy	7/17/13	1,853,674	1,894,275	(40,601)
	Canadian Dollar	Sell	7/17/13	1,853,674	1,902,196	48,522
	Euro	Sell	9/18/13	1,955,353	1,966,938	11,585
	Japanese Yen	Buy	8/22/13	1,862,179	1,826,135	36,044
	Mexican Peso	Buy	7/17/13	3,848,714	4,032,847	(184,133)
	Mexican Peso	Sell	7/17/13	3,848,714	4,013,009	164,295
	Norwegian Krone	Buy	9/18/13	146,575	152,928	(6,353)
	Norwegian Krone	Sell	9/18/13	146,575	146,700	125
	Polish Zloty	Buy	9/18/13	270,980	278,352	(7,372)
	Polish Zloty	Sell	9/18/13	270,980	276,565	5,585
	Swedish Krona	Buy	9/18/13	73,790	75,425	(1,635)
	Swedish Krona	Sell	9/18/13	73,790	73,127	(663)
	Swiss Franc	Buy	9/18/13	839,186	842,923	(3,737)
	Swiss Franc	Sell	9/18/13	839,186	837,935	(1,251)
Goldman Sachs International
	British Pound	Buy	9/18/13	204,616	206,397	(1,781)
	British Pound	Sell	9/18/13	204,616	204,558	(58)
	Canadian Dollar	Sell	7/17/13	48,761	33,342	(15,419)
	Euro	Sell	9/18/13	2,642,076	2,655,754	13,678
	Japanese Yen	Buy	8/22/13	1,382,760	1,328,753	54,007
	Norwegian Krone	Buy	9/18/13	192,626	192,809	(183)
	Norwegian Krone	Sell	9/18/13	192,626	200,939	8,313
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/17/13	2,038,661	2,119,736	81,075
	British Pound	Sell	9/18/13	424,128	429,433	5,305
	Canadian Dollar	Sell	7/17/13	122,520	107,602	(14,918)
	Euro	Sell	9/18/13	2,706,790	2,703,689	(3,101)
	Indian Rupee	Sell	8/22/13	346,200	353,823	7,623
	Indonesian Rupiah	Sell	8/22/13	268,731	256,531	(12,200)
	Japanese Yen	Buy	8/22/13	813,062	765,330	47,732
	Norwegian Krone	Buy	9/18/13	913,121	903,848	9,273
	Philippine Peso	Buy	8/22/13	269,265	283,153	(13,888)
	Philippine Peso	Sell	8/22/13	269,265	272,101	2,836
	Polish Zloty	Buy	9/18/13	266,217	276,540	(10,323)
	Polish Zloty	Sell	9/18/13	266,217	273,814	7,597
	Russian Ruble	Buy	9/18/13	35,444	36,076	(632)
	Russian Ruble	Sell	9/18/13	35,444	36,323	879
	South African Rand	Buy	7/17/13	781,061	818,422	(37,361)
	South African Rand	Sell	7/17/13	781,061	825,942	44,881
	Swedish Krona	Buy	9/18/13	870,590	905,749	(35,159)
	Swiss Franc	Buy	9/18/13	140,059	143,753	(3,694)
	Swiss Franc	Sell	9/18/13	140,059	139,813	(246)
	Thai Baht	Buy	8/22/13	268,090	282,866	(14,776)
	Thai Baht	Sell	8/22/13	268,090	272,357	4,267
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/17/13	1,063,820	1,031,453	(32,367)
	Brazilian Real	Buy	7/17/13	1,238,839	1,363,068	(124,229)
	Brazilian Real	Sell	7/17/13	1,291,634	1,360,168	68,534
	British Pound	Sell	9/18/13	733,028	742,368	9,340
	Canadian Dollar	Sell	7/17/13	495,783	486,417	(9,366)
	Chilean Peso	Buy	7/17/13	1,205,449	1,271,704	(66,255)
	Chilean Peso	Sell	7/17/13	1,205,449	1,219,907	14,458
	Chinese Yuan	Buy	8/22/13	689,329	684,144	5,185
	Chinese Yuan	Sell	8/22/13	689,329	685,951	(3,378)
	Czech Koruna	Sell	9/18/13	525,276	534,340	9,064
	Euro	Buy	9/18/13	1,035,684	1,054,454	(18,770)
	Japanese Yen	Sell	8/22/13	2,112,450	2,210,664	98,214
	Malaysian Ringgit	Buy	8/22/13	931,771	964,379	(32,608)
	Malaysian Ringgit	Sell	8/22/13	931,771	955,886	24,115
	Mexican Peso	Sell	7/17/13	777,440	770,243	(7,197)
	New Taiwan Dollar	Buy	8/22/13	276,453	279,427	(2,974)
	New Taiwan Dollar	Sell	8/22/13	276,453	278,430	1,977
	Norwegian Krone	Buy	9/18/13	1,416,939	1,440,587	(23,648)
	Polish Zloty	Buy	9/18/13	84,466	89,804	(5,338)
	Russian Ruble	Sell	9/18/13	83,259	83,230	(29)
	Singapore Dollar	Sell	8/22/13	2,038,285	2,035,399	(2,886)
	South African Rand	Buy	7/17/13	274,412	272,271	2,141
	South African Rand	Sell	7/17/13	274,412	271,298	(3,114)
	South Korean Won	Buy	8/22/13	812,343	822,411	(10,068)
	South Korean Won	Sell	8/22/13	812,343	814,555	2,212
	Swedish Krona	Buy	9/18/13	519,683	534,380	(14,697)
	Swiss Franc	Buy	9/18/13	370,700	369,163	1,537
	Swiss Franc	Sell	9/18/13	370,700	370,135	(565)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/17/13	1,976,175	2,141,912	165,737
	Brazilian Real	Sell	7/17/13	677,640	679,928	2,288
	British Pound	Sell	9/18/13	887,478	898,408	10,930
	Canadian Dollar	Sell	7/17/13	761,924	753,738	(8,186)
	Chilean Peso	Sell	7/17/13	299,363	239,690	(59,673)
	Colombian Peso	Buy	7/17/13	1,080,347	1,129,859	(49,512)
	Colombian Peso	Sell	7/17/13	1,080,347	1,097,274	16,927
	Czech Koruna	Sell	9/18/13	525,276	534,449	9,173
	Euro	Sell	9/18/13	228,257	219,930	(8,327)
	Japanese Yen	Sell	8/22/13	244,662	283,822	39,160
	Mexican Peso	Sell	7/17/13	954,192	940,253	(13,939)
	Norwegian Krone	Buy	9/18/13	390,144	408,937	(18,793)
	Polish Zloty	Buy	9/18/13	381,205	388,488	(7,283)
	Polish Zloty	Sell	9/18/13	381,205	396,875	15,670
	Singapore Dollar	Sell	8/22/13	2,175,339	2,173,899	(1,440)
	South Korean Won	Buy	8/22/13	538,559	537,855	704
	South Korean Won	Sell	8/22/13	538,559	530,680	(7,879)
	Swedish Krona	Buy	9/18/13	288,668	307,259	(18,591)
	Swiss Franc	Buy	9/18/13	262,001	261,641	360
UBS AG
	Australian Dollar	Buy	7/17/13	2,958,781	3,344,098	(385,317)
	Australian Dollar	Sell	7/17/13	2,958,781	3,136,783	178,002
	British Pound	Sell	9/18/13	443,891	447,659	3,768
	Canadian Dollar	Buy	7/17/13	3,136,666	3,221,647	(84,981)
	Canadian Dollar	Sell	7/17/13	3,136,666	3,214,692	78,026
	Chilean Peso	Buy	7/17/13	1,061,583	1,108,770	(47,187)
	Chilean Peso	Sell	7/17/13	1,061,583	1,082,836	21,253
	Euro	Buy	9/18/13	1,297,535	1,305,907	(8,372)
	Japanese Yen	Sell	8/22/13	1,425,189	1,488,271	63,082
	Mexican Peso	Sell	7/17/13	970,785	954,501	(16,284)
	New Taiwan Dollar	Buy	8/22/13	524,485	534,435	(9,950)
	New Taiwan Dollar	Sell	8/22/13	524,485	528,503	4,018
	Norwegian Krone	Buy	9/18/13	689,663	721,769	(32,106)
	Philippine Peso	Buy	8/22/13	537,166	565,287	(28,121)
	Philippine Peso	Sell	8/22/13	537,166	549,507	12,341
	Polish Zloty	Buy	9/18/13	532,435	553,080	(20,645)
	Polish Zloty	Sell	9/18/13	532,435	548,204	15,769
	Russian Ruble	Sell	9/18/13	220,893	222,857	1,964
	Singapore Dollar	Sell	8/22/13	2,038,286	2,031,536	(6,750)
	Swedish Krona	Sell	9/18/13	945,927	971,638	25,711
	Swiss Franc	Sell	9/18/13	3,245,504	3,240,686	(4,818)
WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	2,589,618	2,784,812	(195,194)
	Australian Dollar	Sell	7/17/13	2,589,618	2,722,390	132,772
	British Pound	Buy	9/18/13	849,322	854,673	(5,351)
	Canadian Dollar	Sell	7/17/13	513,842	508,588	(5,254)
	Euro	Sell	9/18/13	319,013	322,653	3,640
	Japanese Yen	Sell	8/22/13	243,124	345,937	102,813
	Mexican Peso	Buy	7/17/13	2,057,319	2,172,650	(115,331)
	Mexican Peso	Sell	7/17/13	2,057,319	2,140,741	83,422

Total						$(1,055,757)

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	3	$324,821	Sep-13	$(10,384)
Canadian Government Bond 10 yr (Long)	23	2,873,852	Sep-13	(103,310)
Japanese Government Bond 10 yr (Short)	10	14,387,981	Sep-13	48,351
Japanese Government Bond 10 yr Mini (Long)	4	575,156	Sep-13	(2,315)
U.K. Gilt 10 yr (Short)	4	680,777	Sep-13	27,792
U.S. Treasury Bond 30 yr (Long)	34	$4,618,688	Sep-13	(6,877)
U.S. Treasury Note 10 yr (Long)	150	18,984,375	Sep-13	(69,785)

Total				$(116,528)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $30,555,000) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2043	$3,000,000	7/15/2013	$3,126,328
Federal National Mortgage Association, 3 1/2s, July 1, 2043	13,000,000	7/15/2013	13,203,125
Federal National Mortgage Association, 3s, July 1, 2043	14,000,000	7/15/2013	13,689,375

Total			$30,018,828

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty/			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$35,052,700	(E)	$(367,109)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$1,491,737
		36,034,800	(E)	525,168	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,385,757)
	CAD	4,603,000		—	5/1/23	3 month CAD-BA-CDOR	2.135%	(293,828)
	CAD	11,003,000		—	4/26/23	2.17%	3 month CAD-BA-CDOR	665,893
	CAD	1,766,000		—	6/3/23	2.515%	3 month CAD-BA-CDOR	59,356
	Barclays Bank PLC
		1,463,000		(16,825)	6/19/23	3 month USD-LIBOR-BBA	2.00%	(107,859)
		1,828,000		(589)	6/19/15	0.40%	3 month USD-LIBOR-BBA	3,044
		33,964,000	(E)	68,607	9/18/15	3 month USD-LIBOR-BBA	0.45%	(28,190)
		36,542,000	(E)	(10,069)	9/18/15	0.45%	3 month USD-LIBOR-BBA	94,076
		4,666,000	(E)	55,774	9/18/23	3 month USD-LIBOR-BBA	2.20%	(191,664)
		1,929,000	(E)	5,872	9/18/43	3.15%	3 month USD-LIBOR-BBA	130,081
		4,982,000	(E)	1,909	9/18/18	1.15%	3 month USD-LIBOR-BBA	133,483
		28,331,000	(E)	(226,572)	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,275,820
		27,675,000		—	6/5/20	1.78%	3 month USD-LIBOR-BBA	595,892
		14,518,000		—	6/5/28	3 month USD-LIBOR-BBA	2.87125%	(497,440)
	AUD	4,210,000		—	5/3/23	3.7425%	6 month AUD-BBR-BBSW	170,258
	AUD	3,552,000		—	5/22/23	3.86%	6 month AUD-BBR-BBSW	115,330
	EUR	21,333,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	82,860
	EUR	41,668,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	20,068
	EUR	4,030,000		—	5/21/23	1.567%	6 month EUR-EURIBOR-Telerate	196,694
	EUR	7,618,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.595%	(345,944)
	EUR	1,372,000		—	5/31/23	1.751%	6 month EUR-EURIBOR-Telerate	37,257
	EUR	1,424,000		—	6/6/23	1.779%	6 month EUR-EURIBOR-Telerate	34,768
	GBP	2,735,000		—	8/15/31	3.6%	6 month GBP-LIBOR-BBA	(332,845)
	GBP	4,913,000		—	5/20/23	1.995%	6 month GBP-LIBOR-BBA	359,308
	GBP	1,789,000		—	5/29/23	2.091%	6 month GBP-LIBOR-BBA	108,542
	JPY	363,435,000		—	5/13/23	6 month JPY-LIBOR-BBA	0.7375%	(93,846)
	JPY	272,916,000		—	5/24/43	6 month JPY-LIBOR-BBA	1.95%	1,605
	JPY	951,030,000		—	5/29/43	1.965%	6 month JPY-LIBOR-BBA	(72,458)
	SEK	9,580,000		—	5/2/23	2.065%	3 month SEK-STIBOR-SIDE	80,052
	SEK	21,908,000		—	5/10/23	2.195%	3 month SEK-STIBOR-SIDE	146,221
	SEK	28,842,000		—	5/16/23	2.1835%	3 month SEK-STIBOR-SIDE	198,235
	Citibank, N.A.
		6,250,000	(E)	(66,793)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(469,230)
		11,785,000	(E)	1,891	9/18/15	0.45%	3 month USD-LIBOR-BBA	35,478
		10,886,000	(E)	15,864	9/18/18	1.15%	3 month USD-LIBOR-BBA	303,363
		9,482,000	(E)	24,204	9/18/23	2.20%	3 month USD-LIBOR-BBA	527,035
	GBP	3,838,000		—	4/26/23	6 month GBP-LIBOR-BBA	1.815%	(365,825)
	PLN	4,211,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	27,862
	Credit Suisse International
		$76,786,000	(E)	36,392	9/18/18	1.15%	3 month USD-LIBOR-BBA	2,064,311
		64,271,000	(E)	12,864	9/18/15	3 month USD-LIBOR-BBA	0.45%	(170,309)
		88,160,800	(E)	397,662	9/18/23	3 month USD-LIBOR-BBA	2.20%	(4,277,506)
		6,662,200	(E)	(139,715)	9/18/23	2.20%	3 month USD-LIBOR-BBA	213,582
		18,372,000	(E)	(22,520)	9/18/15	0.45%	3 month USD-LIBOR-BBA	29,840
		1,320,000	(E)	9,725	9/18/43	3.15%	3 month USD-LIBOR-BBA	94,720
	AUD	6,128,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8725%	(187,355)
	AUD	3,976,000		—	5/10/23	6 month AUD-BBR-BBSW	3.73%	(165,288)
	AUD	3,531,000		—	5/23/23	3.88%	6 month AUD-BBR-BBSW	109,414
	CAD	2,716,000		—	5/6/23	3 month CAD-BA-CDOR	2.2625%	(144,890)
	CAD	2,966,000		—	4/25/23	3 month CAD-BA-CDOR	2.208%	(169,695)
	CAD	6,804,000		—	4/29/23	3 month CAD-BA-CDOR	2.15%	(424,330)
	CAD	2,274,000		—	6/20/23	3 month CAD-BA-CDOR	2.825%	(18,940)
	CHF	4,348,000		—	5/3/23	1.0075%	6 month CHF-LIBOR-BBA	203,428
	CHF	4,348,000		—	5/3/23	1.01875%	6 month CHF-LIBOR-BBA	198,511
	EUR	13,940,000		—	6/28/14	0.85%	6 month EUR-EURIBOR-REUTERS	(74,685)
	EUR	12,260,000		—	5/22/23	6 month EUR-EURIBOR-Telerate	1.601%	(547,702)
	EUR	2,725,000		—	5/27/23	1.643%	6 month EUR-EURIBOR-Telerate	109,283
	GBP	2,923,000		—	5/20/23	6 month GBP-LIBOR-BBA	2.0025%	(210,665)
	SEK	21,916,000		—	5/2/23	2.07%	3 month SEK-STIBOR-SIDE	181,668
	SEK	26,320,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2275%	(167,993)
	SEK	19,381,000		—	6/3/23	3 month SEK-STIBOR-SIDE	2.3475%	(93,731)
	Deutsche Bank AG
		347,578,000	(E)	34,123	9/18/15	0.45%	3 month USD-LIBOR-BBA	1,024,721
		33,208,000	(E)	(23,960)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(900,984)
		22,447,000	(E)	10,487	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,179,877)
		379,000	(E)	1,321	9/18/43	3.15%	3 month USD-LIBOR-BBA	25,725
	Goldman Sachs International
		1,369,000	(E)	(2,639)	9/18/18	1.15%	3 month USD-LIBOR-BBA	33,516
		20,619,000		—	5/21/23	3 month USD-LIBOR-BBA	2.077%	(1,079,690)
		10,250,000		—	5/22/23	2.06875%	3 month USD-LIBOR-BBA	545,119
		18,866,000	(E)	120,937	9/18/43	3 month USD-LIBOR-BBA	3.15%	(1,093,845)
		17,760,300	(E)	(158,522)	9/18/23	2.20%	3 month USD-LIBOR-BBA	783,306
		49,624,000	(E)	4,529	9/18/15	3 month USD-LIBOR-BBA	0.45%	(136,900)
		855,000	(E)	9,944	9/18/18	3 month USD-LIBOR-BBA	1.15%	(12,637)
		22,531,300	(E)	300,886	9/18/23	3 month USD-LIBOR-BBA	2.20%	(893,949)
	AUD	3,362,000		—	5/1/23	3.775%	6 month AUD-BBR-BBSW	127,776
	AUD	12,947,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8825%	(385,899)
	AUD	2,175,000		—	5/27/23	3.955%	6 month AUD-BBR-BBSW	55,263
	CAD	3,625,000		—	4/25/23	3 month CAD-BA-CDOR	2.2069%	(207,751)
	CAD	5,252,000		—	5/23/23	2.41%	3 month CAD-BA-CDOR	219,447
	CAD	2,722,000		—	5/30/23	2.534%	3 month CAD-BA-CDOR	86,143
	CHF	11,865,000		—	5/2/23	6 month CHF-LIBOR-BBA	1.008%	(553,651)
	CHF	3,507,000		—	5/13/23	1.0325%	6 month CHF-LIBOR-BBA	157,890
	CHF	2,848,000		—	5/16/23	1.065%	6 month CHF-LIBOR-BBA	119,319
	CHF	1,758,000		—	7/1/23	6 month CHF-LIBOR-BBA	1.5175%	19
	CHF	6,400,000		—	7/2/23	6 month CHF-LIBOR-BBA	1.515%	(1,694)
	EUR	6,343,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	(29,979)
	EUR	43,654,000		—	8/30/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(35,485)
	EUR	43,654,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	(116,270)
	EUR	43,654,000		—	8/31/14	1 year EUR-EONIA-OIS-COMPOUND	0.11%	(35,491)
	EUR	43,654,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	(121,879)
	EUR	43,654,000		—	9/3/14	1 year EUR-EONIA-OIS-COMPOUND	0.086%	(64,544)
	EUR	43,654,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	(84,454)
	EUR	180,124,000	(E)	—	8/6/17	1 month EUR-EONIA-OIS-COMPOUND	0.01102	(654,139)
	EUR	5,487,000		—	2/22/23	6 month EUR-EURIBOR-Telerate	1.9135%	9,239
	EUR	25,939,000		—	2/22/15	0.59%	6 month EUR-EURIBOR-Telerate	(48,744)
	EUR	7,210,000		—	5/22/23	1.595%	6 month EUR-EURIBOR-Telerate	327,416
	GBP	2,735,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	17,152
	GBP	5,818,000		—	5/20/23	6 month GBP-LIBOR-BBA	1.9963%	(424,419)
	GBP	2,496,000		—	5/23/23	2.01625%	6 month GBP-LIBOR-BBA	175,630
	GBP	2,227,000		—	5/30/23	2.0475%	6 month GBP-LIBOR-BBA	148,832
	JPY	402,918,000		—	5/28/23	1.015%	6 month JPY-LIBOR-BBA	(3,558)
	SEK	23,880,000		—	5/27/23	3 month SEK-STIBOR-SIDE	2.2375%	(149,216)
	JPMorgan Chase Bank N.A.
		9,807,000		—	2/28/18	0.92%	3 month USD-LIBOR-BBA	205,106
		24,903,000	(E)	(59,974)	9/18/18	1.15%	3 month USD-LIBOR-BBA	597,714
		76,595,200	(E)	(715,020)	9/18/23	2.20%	3 month USD-LIBOR-BBA	3,346,824
		17,776,100	(E)	391,258	9/18/23	3 month USD-LIBOR-BBA	2.20%	(551,409)
		12,401,000	(E)	2,994	9/18/15	3 month USD-LIBOR-BBA	0.45%	(32,349)
		2,974,000		—	6/7/23	3 month USD-LIBOR-BBA	2.343%	(87,914)
	AUD	3,763,000		—	4/30/23	3.805%	6 month AUD-BBR-BBSW	134,222
	AUD	4,929,000		—	4/26/23	6 month AUD-BBR-BBSW	3.8875%	(144,977)
	CAD	3,470,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	73,397
	CAD	10,253,000		—	2/26/18	3 month CAD-BA-CDOR	1.65%	(220,697)
	CAD	3,475,000		—	6/26/23	3 month CAD-BA-CDOR	2.9775%	14,618
	CAD	4,647,000		—	4/26/23	2.1706%	3 month CAD-BA-CDOR	281,007
	CAD	4,280,000		—	5/15/23	2.384%	3 month CAD-BA-CDOR	186,177
	CAD	1,999,000		—	6/14/23	2.6025%	3 month CAD-BA-CDOR	53,621
	GBP	4,603,000		—	2/20/23	2.226%	6 month GBP-LIBOR-BBA	135,027
	GBP	22,719,000		—	2/20/15	6 month GBP-LIBOR-BBA	0.668%	(44,444)
	ILS	9,828,000		—	6/19/23	3 month TELBOR03	3.41%	(58,979)
	ILS	4,794,000		—	6/21/23	3 month TELBOR03	3.59%	(8,897)
	JPY	2,402,400,000		—	2/19/15	6 month JPY-LIBOR-BBA	0.705%	213,469
	JPY	511,900,000		—	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	263,564
	JPY	458,341,000		—	5/7/43	1.74375%	6 month JPY-LIBOR-BBA	213,281
	JPY	436,078,000		—	6/3/43	6 month JPY-LIBOR-BBA	1.945%	1,408
	JPY	127,997,000		—	6/7/43	1.955%	6 month JPY-LIBOR-BBA	(1,439)
	PLN	4,211,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	22,155
	PLN	4,211,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	31,339
	Royal Bank of Scotland PLC (The)
		2,163,000		(28,658)	6/19/23	2.00%	3 month USD-LIBOR-BBA	105,934

	Total							$(369,684)
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$10,223,000	(E)	$(168,619)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$373,507
		28,279,600	(E)	753,277	9/18/23	3 month USD-LIBOR-BBA	2.20%	(746,392)
		8,473,300		(11,763)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(258,922)
		33,893,300		85,981	7/2/23	3 month USD-LIBOR-BBA	2.58%	(272,272)
		1,364,000	(E)	6,817	9/18/15	3 month USD-LIBOR-BBA	0.45%	2,930
		9,662,000	(E)	(40,127)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(12,591)
		14,213,000	(E)	(385,246)	9/18/23	2.20%	3 month USD-LIBOR-BBA	368,471
		1,805,000		(24)	6/10/23	3 month USD-LIBOR-BBA	2.27%	(66,188)
	GBP	9,116,000	(E)	(76)	12/24/18	2.04%	6 month GBP-LIBOR-BBA	(175,191)
	GBP	9,596,000	(E)	(120)	12/24/23	6 month GBP-LIBOR-BBA	2.8675%	192,973
	GBP	2,157,000	(E)	(60)	12/24/43	3.46%	6 month GBP-LIBOR-BBA	(37,952)
		$12,090,000		(254)	7/2/28	3.20125%	3 month USD-LIBOR-BBA	(56,593)
		13,702,000	(E)	37,242	9/18/15	3 month USD-LIBOR-BBA	0.45%	(1,808)
		7,801,000	(E)	282,206	9/18/23	3 month USD-LIBOR-BBA	2.20%	(131,480)
		30,164,000	(E)	(1,220,092)	9/18/23	2.20%	3 month USD-LIBOR-BBA	379,504
		38,006,000	(E)	(98,669)	9/18/15	0.45%	3 month USD-LIBOR-BBA	9,648
		4,300,000		(57)	7/2/23	2.7025%	3 month USD-LIBOR-BBA	(2,852)
		23,047,500		(263)	7/2/20	3 month USD-LIBOR-BBA	2.1650%	36,590
		23,800,000		(192)	6/26/18	1.765%	3 month USD-LIBOR-BBA	(252,393)
		6,100,000		(207)	6/26/43	3.55%	3 month USD-LIBOR-BBA	(136,632)
		25,700,000		(339)	6/26/23	3 month USD-LIBOR-BBA	2.875%	444,036
	EUR	10,100,000		(179)	6/20/23	1.835%	6 month EUR-EURIBOR-Telerate	192,338
	EUR	13,900,000	(E)	(202)	7/2/23	2.895%	6 month EUR-EURIBOR-Telerate	(18,838)
	EUR	2,207,000		(38)	7/2/23	2.0125%	6 month EUR-EURIBOR-Telerate	(2,595)
	GBP	9,116,000	(E)	(133)	9/10/18	6 month GBP-LIBOR-BBA	1.38%	(178,577)
	GBP	1,176,000		(24)	6/6/23	2.10%	6 month GBP-LIBOR-BBA	70,955
	GBP	2,157,000	(E)	(114)	9/10/43	6 month GBP-LIBOR-BBA	3.17875%	(120,384)
	GBP	9,596,000	(E)	(211)	9/10/23	2.29%	6 month GBP-LIBOR-BBA	445,813
	JPY	139,941,000		(48)	7/1/43	6 month JPY-LIBOR-BBA	1.871%	(24,938)
		$14,832,000	(E)	(400,329)	9/18/23	2.20%	3 month USD-LIBOR-BBA	386,213
		5,469,000	(E)	6,491	9/18/15	3 month USD-LIBOR-BBA	0.45%	(9,096)
		9,662,000		(203)	6/12/28	3 month USD-LIBOR-BBA	2.93%	(265,795)
		18,420,000		(210)	6/12/20	1.8675%	3 month USD-LIBOR-BBA	300,387
		12,090,000		(254)	6/28/28	3.2625%	3 month USD-LIBOR-BBA	(156,066)
		23,047,500		(263)	6/28/20	3 month USD-LIBOR-BBA	2.24%	160,822
	JPY	225,758,000		(81)	6/21/43	1.8975%	6 month JPY-LIBOR-BBA	23,522

	Total							$460,154
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$6,970,807	$—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$(179,813)
	1,894,889	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,879
Barclays Bank PLC
	410,797	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	461
	609,486	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,417
	744,844	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	836
	646,282	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	624
	2,118,070	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	42,492
	8,567,221	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	171,872
	540,852	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,850
	2,616,253	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(9,090)
	265,521	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,621)
	933,423	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	18,726
	30,936	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	621
	557,620	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	538
	3,345,723	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	3,231
	2,314,355	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,430
	1,015,184	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	15,416
	2,284,899	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,939)
	2,126,764	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,054
	631,499	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(6,233)
	105,628	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,219
	579,219	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,013)
	5,320,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(195,824)
	287,175	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	277
	1,869,337	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,220
	1,410,632	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(23,551)
	654,591	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(10,928)
	2,560,245	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,363
	365,040	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	638
	1,672,861	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,616
	1,906,663	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,625)
	1,575,794	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(15,554)
	964,401	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,351)
	706,734	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,178
	1,840,176	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	36,917
	531,436	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(11,742)
	318,139	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	357
	1,191,581	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,905
	2,427,677	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(13,463)
	9,166,722	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,852
	603,866	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(10,082)
	2,001,300	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,933
	359,895	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	404
	1,166,776	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,310
	845,853	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	950
	3,835,873	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(98,947)
	104,276	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	72
	107,075	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(372)
	5,781,773	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(20,089)
	3,620,698	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	2,513
	4,129,776	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	14,349
	2,586,146	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(1,795)
	4,300,326	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(110,927)
	661,357	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(17,060)
	1,734,033	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(34,787)
	905,561	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,501)
	452,856	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,751)
	452,856	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,751)
	1,894,889	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,879
	908,721	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,520)
	2,360,147	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(14,337)
	908,721	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,520)
	3,157,636	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(63,347)
	28,939	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(101)
	2,953,883	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	59,260
	2,191,677	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(43,968)
	1,048,498	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	33,712
	631,536	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	20,305
	631,226	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	610
	800,546	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	25,740
	1,836,919	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(6,383)
	584,199	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,069
	1,582,688	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	18,267
	227,028	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,620
	1,814,282	(4,110)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(15,132)
	1,031,684	484	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(579)
Citibank, N.A.
	1,300,928	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,256
	2,788,102	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,693
	2,434,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,351
	1,312,659	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,334
	2,064,738	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(53,260)
	1,438,410	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(17,239)
	3,249,912	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(65,198)
Credit Suisse International
	1,115,241	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,077
	14,606,318	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(243,853)
	3,651,580	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(60,963)
	681,665	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,675
	1,137,709	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,824
	1,157,570	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,022)
	2,345,417	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic MBX Index 3.50% 30 year Fannie Mae pools	(39,157)
	2,352,759	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,200)
	1,463,003	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	37,738
	1,894,889	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,879
	2,953,350	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	59,249
	584,199	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	15,069
	3,429,662	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(68,804)
	2,864,808	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(57,473)
	2,781,600	6,085	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(49,412)
	3,802,498	594	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(75,271)
	2,808,269	75,033	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	22,407
	2,356,837	83,226	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	25,940
	2,219,946	55,152	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,040
Deutsche Bank AG
	1,157,570	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,022)
Goldman Sachs International
	464,044	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,309
	353,734	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,372
	1,401,300	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	21,280
	3,040,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	78,979
	2,280,000	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	56,977
	522,209	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,027
	739,271	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,831
	738,015	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	19,037
	1,512,959	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,859
	1,512,959	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,859
	1,221,006	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	31,496
	368,757	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	9,512
	2,517,041	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,496
	1,250,787	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	25,093
	4,726,701	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	121,926
	4,334,396	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	111,806
	795,395	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,764)
	298,798	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,038)
	8,070,063	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	208,168
	2,032,672	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	52,433
	683,266	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,707
	2,001,259	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	40,148
	619,770	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,412
	644,561	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	9,788
	1,374,532	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,575
	39,647	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	458
	845,736	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	21,816
	6,275,598	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	138,656
	677,564	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	10,289
	404,710	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	6,146
	1,355,128	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	20,578
	1,458,493	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	37,622
	285,630	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	3,297
	7,752,743	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	155,532
	2,582,114	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,801
	529,651	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,626
	561,421	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,951)
	2,886,677	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	57,911
	1,217,183	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	24,419
	2,699,459	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	54,155
	1,089,563	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,786)
	673,561	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,340)
	19,968	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	230
	51,801	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(180)
	138,040	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(480)
	1,998,592	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	40,095
	1,303,592	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,152
	2,497,839	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,111
	1,782,571	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,761
	3,712,889	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	74,486
	3,529,802	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	60,330
	3,448,331	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(69,179)
	3,436,063	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(68,933)
	510,982	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,251)
	510,982	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(10,251)
	1,378,329	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(35,553)
	1,438,410	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	17,239
	306,033	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,532)
	299,659	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,551
	1,679,094	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	33,685
	1,666,420	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	42,986
	2,914,946	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(58,478)
	2,893,439	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	74,637
	3,074,807	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	52,553
	1,894,889	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	48,879
	1,641,757	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	32,936
	3,134,701	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	62,887
	1,168,398	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	30,139
	2,483,971	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	49,832
	2,431,991	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(62,734)
	863,272	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(22,268)
	4,527,367	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90,826)
	4,527,367	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(90,826)
	3,120,833	5,364	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(57,245)
	3,624,940	112,712	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	25,504
EUR	10,100,000	—	6/20/23	1.84%	Eurostat Eurozone HICP excluding tobacco	18,668
GBP	2,141,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	(27,809)
GBP	2,141,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	(32,564)
GBP	4,282,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(130,254)
GBP	2,141,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(65,127)
GBP	2,141,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	(32,564)
JPMorgan Chase Bank N.A.
	$4,796,727	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	96,230
	3,155,977	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	81,409
	2,743,196	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,033

Total						$1,067,740

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront				Fixed payments
			premium			Termi-	received	Unrealized
	Swap counterparty/		received		Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB Index	BBB-/P	$4,375		$64,000	5/11/63	300 bp	$(2,006)
	CMBX NA BBB Index	BBB-/P	8,497		141,000	5/11/63	300 bp	(5,561)
	CMBX NA BBB Index	BBB-/P	17,409		282,000	5/11/63	300 bp	(10,706)
	CMBX NA BBB Index	BBB-/P	16,587		291,000	5/11/63	300 bp	(12,426)
	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	(35,493)		443,000	9/20/17	(100 bp)	(28,328)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(72,281)		443,000	9/20/17	(100 bp)	(29,144)
	Credit Suisse International
	CMBX NA BBB Index	BBB-/P	1,528		52,000	5/11/63	300 bp	(3,656)
	CMBX NA BBB Index	BBB-/P	1,125		145,000	5/11/63	300 bp	(13,332)
	CMBX NA BBB Index	BBB-/P	19,923		163,000	5/11/63	300 bp	3,672
	CMBX NA BBB Index	BBB-/P	15,907		164,000	5/11/63	300 bp	(444)
	CMBX NA BBB Index	BBB-/P	3,291		172,000	5/11/63	300 bp	(13,857)
	CMBX NA BBB Index	BBB-/P	20,934		263,000	5/11/63	300 bp	(5,287)
	CMBX NA BBB Index	BBB-/P	20,979		288,000	5/11/63	300 bp	(7,734)
	CMBX NA BBB Index	BBB-/P	3,367		290,000	5/11/63	300 bp	(25,546)
	CMBX NA BBB Index	BBB-/P	4,963		323,000	5/11/63	300 bp	(27,240)
	CMBX NA BBB Index	BBB-/P	37,060		328,000	5/11/63	300 bp	4,358
	CMBX NA BBB Index	BBB-/P	31,814		328,000	5/11/63	300 bp	(887)
	CMBX NA BBB Index	BBB-/P	26,325		340,000	5/11/63	300 bp	(7,573)
	CMBX NA BBB Index	BBB-/P	22,366		340,000	5/11/63	300 bp	(11,533)
	CMBX NA BBB Index	BBB-/P	27,130		340,000	5/11/63	300 bp	(6,768)
	CMBX NA BBB Index	BBB-/P	6,043		343,000	5/11/63	300 bp	(28,154)
	CMBX NA BBB Index	BBB-/P	10,467		344,000	5/11/63	300 bp	(23,830)
	CMBX NA BBB Index	BBB-/P	31,881		416,000	5/11/63	300 bp	(9,594)
	CMBX NA BBB Index	BBB-/P	35,087		855,000	5/11/63	300 bp	(50,157)
	Spain Gov't, 5.50%, 7/30/2017	—	(52,226)		443,000	9/20/17	(100 bp)	(25,072)
	Deutsche Bank AG
	Republic of Argentina, 8.28%, 12/31/33	B3	82,442		705,000	3/20/17	500 bp	(258,674)
	Smurfit Kappa Funding, 7 3/4%, 4/1/15	B+/P	—	EUR	425,000	9/20/13	715 bp	10,295
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	535 bp	6,547
	Virgin Media Finance PLC, 8 3/4%, 4/15/14	BB-	—	EUR	400,000	9/20/13	477 bp	5,751
	JPMorgan Chase Bank N.A.
	NA HY Series 20 Index	B+/P	(85,529)		$2,582,000	6/20/18	500 bp	(4,924)

	Total							$(581,810)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
Key to holding's abbreviations
ADS	American Depository Shares: represents ownership of foreign securities on deposit with a custodian bank
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $360,310,105.
(b)	The aggregate identified cost on a tax basis is $484,735,362, resulting in gross unrealized appreciation and depreciation of $8,291,369 and $11,685,184, respectively, or net unrealized depreciation of $3,393,815.
(NON)	Non-income-producing security.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Capital gain distributions	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$6,987,387	$93,701,638	$100,689,025	$18,125	$—
	Putnam Short Term Investment Fund *	—	107,096,938	91,082,830	6,778	16,014,108
	Totals	$6,987,387	$200,798,576	$191,771,855	$24,903	$16,014,108
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $137,763,338 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	83.0%
	Russia	2.7
	Mexico	1.8
	Venezuela	1.7
	Argentina	1.2
	Brazil	1.0
	United Kingdom	0.8
	Luxembourg	0.8
	Ireland	0.7
	Canada	0.6
	Ukraine	0.6
	Indonesia	0.5
	Germany	0.5
	Other	4.1

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to gain exposure to interest rates.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk.
	An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors or industries, and to gain exposure to rates of inflation in specific regions or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk, and to gain exposure on individual names and/or baskets of securities.
	In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
	For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $9,413,429 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $11,208,064.
	TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
	Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
	TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
	Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer cyclicals	$189,875	$188	$72,838
Total common stocks	189,875	188	72,838
Convertible bonds and notes	—	118,625	—
Convertible preferred stocks	124,656	394,037	—
Corporate bonds and notes	—	108,919,874	—
Foreign government and agency bonds and notes		33,215,537
Mortgage-backed securities	—	176,773,404	—
Preferred stocks	—	440,065	—
Senior loans	—	4,305,099	—
U.S. government and agency mortgage obligations	—	118,031,389	—
U.S. treasury obligations	—	1,866,835	—
Warrants	—	1,600	—
Short-term investments	23,124,108	13,763,417	—

Totals by level	$23,438,639	$457,830,070	$72,838

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,055,757)	$—
Futures contracts	(116,528)	—	—
TBA sale commitments	—	(30,018,828)	—
Interest rate swap contracts	—	1,053,407	—
Total return swap contracts	—	733,200	—
Credit default contracts	—	(785,781)	—

Totals by level	$(116,528)	$(30,073,759)	$—

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$180,654	$966,435
Foreign exchange contracts	3,052,567	4,108,324
Equity contracts	1,600	—
Interest rate contracts	30,792,992	29,122,913

Total	$34,027,813	$34,197,672

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	500
Forward currency contracts (contract amount)	$329,200,000
OTC interest rate swap contracts (notional)	$2,230,300,000
Centrally cleared interest rate swap contracts (notional)	$145,300,000
OTC total return swap contracts (notional)	$309,700,000
OTC credit default swap contracts (notional)	$14,200,000
Warrants (number of warrants)	200

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Master Intermediate Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013